UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end:  March 31, 2007

                  Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
         Sit Tax-Free Income Fund (Series A)
         Sit Minnesota Tax-Free Income Fund (Series B)
         Sit High Income Municipal Bond Fund (Series D)


THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.9%) (2)
     ALABAMA (1.6%)
       1,375,000   AL State Univ. Rev. Series 2006, 5.25%, 8/1/28                                                        1,454,722
         300,000   AL Wtr. Pollution Ctrl. Auth. Revolving Fund Lien Series 1998-B (AMBAC insured),
                      5.00%, 8/15/21                                                                                       304,233
         775,000   ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac Insured), 4.375%, 9/1/26               773,659
         675,000   Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19                        675,027
         100,000   DCH Hlth. Care Auth. Fac. Rev. Series 1998 (MBIA insured), 4.875%, 6/01/13                              101,678
                   Huntsville Hlth. Care Auth. Rev.
         200,000      Series 1997-A (MBIA insured), 5.00%, 6/1/17                                                          203,966
       1,000,000      Series 2002-A, 5.625%, 6/1/32                                                                      1,032,640
         250,000      Series 2007-A, variable rate, 6/1/32                                                                 224,937
         600,000   Huntsville-Redstone Vlg. Spl. Care Facs. Fin. Auth. Rev Series 2007 (Redstone Vlg. Proj.),
                      5.25%, 1/1/15                                                                                        577,068
         300,000   Montgomery Educ. Bldg. Auth. Rev. Ref. Series 2007 (Faulkner Univ. Proj.) (Radian insured),
                      5.25%, 10/1/32                                                                                       292,272
         250,000   Valley Spl. Care. Facs. Fin. Auth. Rev. Series 1997-A (Lanier Mem. Hosp.), 5.45%, 11/1/11               253,678
                                                                                                                  ----------------
                                                                                                                         5,893,880
                                                                                                                  ----------------
     ALASKA (0.1%)
         325,000   Alaska Indl. Dev. & Expt. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Home Proj.),
                      5.45%, 12/1/11                                                                                       320,080
                                                                                                                  ----------------
     ARIZONA (3.6%)
       1,500,000   Arizona Hlth. Care Facility Auth. Rev. Series 2007 (Beatitudes Campus Proj.), 4.75%, 10/1/10          1,472,280
       1,171,384   Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27                  1,160,138
         200,000   Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%,
                      1/1/10                                                                                               201,276
         500,000   Flagstaff Spl. Assessment Series 2007 (Aspen Place Sawmill Impt. Proj.), 5.00%, 1/1/22                  502,640
         250,000   Glendale Indl. Dev. Auth. Unrefunded Balance Series 1998-A (Midwestern Univ. Proj.), 5.375%,
                      5/15/28                                                                                              252,335
         500,000   Maricopa Co. Indl. Dev. Auth. Hlth. Facs. Rev. Series 2007-A (Catholic Healthcare West Proj.),
                      5.25%, 7/1/32                                                                                        500,370
                   Maricopa Co. Indl. Dev. Auth. Multifamily Hsg. Rev.:
         400,000      Series 1996-A (Place Five & Greenery Apts. Proj.), Escrowed to Maturity, 6.625%, 1/1/27              433,788
         480,000      Series 1996-B (Advantage PT, etc. Proj.), Escrowed to Maturity, 7.375%, 7/1/26                       486,269
         100,000   Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public Svc. Co.
                      Proj.), 6.30%, 12/1/26                                                                               100,478
         150,000   Parkway Cmnty. Facility Dist. No. 1 G.O. Series 2006, 4.85%, 7/15/15                                    145,611
         700,000   Phoenix Street & Hwy. User Rev. Ref. Jr. Lien Series 1992, 6.25%, 7/1/11                                701,589
                   Pima Co. Indl. Dev. Auth. Educ. Rev.:
         295,000      Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                              297,006
         250,000      Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                     251,875
         210,000      Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23                                              210,565
         705,000      Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16                                         716,590
         900,000      Series 2006-A (Sonoran Science Academy Proj.). 5.35%, 12/1/17                                        875,673
         500,000      Series 2007-A (American Charter Schools Foundation Proj.), 5.125%, 7/1/15                            498,155
         560,000      Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14                                              545,300
         400,000      Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22                                    376,452
         500,000      Series 2007 (Center For Academic Success Proj.), 5.375%, 7/1/22                                      489,415
         150,000   Pinal Co. Elem. Sch. Dist. No. 44 C.O.P. Series 2006, 4.10%, 3/1/09                                     150,047
         565,000   Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison Proj.)
                      (ACA insured), 5.25%, 10/1/23                                                                        541,581
         500,000   Pinal Co. Certificate of Participation Series 2004, 5.00%, 12/1/26 (5)                                  502,590
                   Quail Creek Cmnty. Fac. Dist. G.O. Series 2006:
         585,000      4.85%, 7/15/12                                                                                       576,430
         500,000      5.15%, 7/15/16                                                                                       492,400
         360,000   Verrado Cmnty. Facilities Dist. No. 1 G. O. Series 2006, 4.85%, 7/15/14                                 356,299
         500,000   Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16                                       482,930
                                                                                                                  ----------------
                                                                                                                        13,320,082
                                                                                                                  ----------------
     ARKANSAS (0.6%)
         750,000   Bentonville Co. ISD No. 6 Refunding & Construction G.O. Series 2003-A
                      (Ambac insured), 4/75%, 6/1/24                                                                       754,230
         460,000   Maumelle HDC First Lien Rev. Ref. Series 1992-A (Section 8), 7.875%, 7/1/09                             460,851
       1,000,000   White Co. Hlth. Care Fac. Rev. Series 2005 (White Co. Med. Ctr. Proj.), 5.00%, 12/1/14                1,011,610
                                                                                                                  ----------------
                                                                                                                         2,226,691
                                                                                                                  ----------------
     CALIFORNIA (6.5%)
         100,000   Agua Caliente Band Cahuilla Indians Rev. Series 2003, 4.60%, 7/1/08                                     100,007
         120,000   Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14                  121,597
         250,000   Blythe Redev. Agy. Tax Allocation Ref. Series 1997 (Proj. No. 1), 5.80%, 5/1/28                         246,165

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         405,000   CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%, 6/1/19           393,717
         350,000   CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%, 6/1/28            291,182
                   CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):
         500,000      4.50%, 6/1/21                                                                                        470,160
         500,000      5.00%, 6/1/36                                                                                        429,750
                   CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.:
         120,000      Series 2005-D, 4.875%, 4/1/12                                                                        118,716
         360,000      Series 2005-F, 4.85%, 11/1/12                                                                        358,070
         220,000   CA Dept. Water Resources Rev. Series 1996-Q (Central Valley Proj.)(MBIA insured), 5.375%,
                      12/1/27                                                                                              221,379
         135,000   CA Educ. Facs. Auth. Rev. Refunded Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26                   136,535
          50,000   CA G.O. Series 1996, 5.25%, 6/1/21                                                                       50,337
         495,000   CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28          515,716
                   CA Hlth. Facs. Fin. Auth. Rev.:
         500,000          5.00%, 4/01/08                                                                                   501,300
         500,000          5.50%, 4/01/11                                                                                   519,830
         600,000   CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%, 6/1/26            568,116
                   CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
         300,000      5.25%, 12/1/13 (5)                                                                                   300,465
         625,000      5.50%, 12/1/18                                                                                       625,769
                   CA Statewide Cmntys. Dev. Auth. Rev.:
         480,000      Series 2005 (Daughters of Charity Hlth. Proj.), 5.25%, 7/1/11                                        496,090
       1,000,000      Series 2007 (Lancer Educ. Student Hsg. Proj.), 5.40%, 6/1/17                                       1,002,880
         450,000   CA Statewide Cmntys. Dev. Auth. Spl. Tax Series 2007-1 (Orinda Proj.), 6.00%, 9/1/29                    449,955
         235,000   Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23
                   Golden State Tobacco Securitization Corp. Asset-Backed Rev.:                                            235,764
                      Series 2005-A:
       2,000,000          5.00%, 6/1/19                                                                                  2,008,060
       1,250,000      Interest Appreciation Bonds, zero coupon, 4.55% effective yield, 6/1/22                            1,091,925
       1,000,000      Series 2007-A1, 5.125%, 6/1/47                                                                       842,180
         175,000   Industry Urban Dev. Agy. Tax Allocation Ref. Series 2002-2, 4.75%, 5/1/21                               178,094
         775,000   Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19                         762,212
         250,000   Lompoc Healthcare Dist. G.O. Series 2007 (Election 2005) (XLCA insured), 5.00%, 8/1/34                  254,960
         750,000   Los Angeles Hsg. Auth. Rev. Series 2007-A (Radian insured), 5.00%, 6/1/29                               739,305
         500,000   Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27                                     452,125
         700,000   Northern CA Pwr. Agy. Pub. Pwr. Rev. Ref. Series 1998-A (Hydroelectric Proj. #1), 5.20%, 7/1/32         711,816
         660,000   Northern CA Tobacco Securitization Auth. Asset-Backed Rev. Series 2005-A1, 4.75%, 6/1/23                627,396
         500,000   Oakland UNI Sch. Dist. Alameda Co. G.O. Series 2005 (MBIA insured), 5.00%, 8/1/24                       524,405
         500,000   Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B (Wtr. Agy. Zones 40 & 41 Proj.), Variable
                      rate, 6/1/39                                                                                         442,965
       1,000,000   San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (MBIA insured),
                      zero coupon, 4.72% effective yield, 8/1/29                                                           316,360
       2,750,000   San Bernardino Co. C.O.P. Series 1996 (Med. Ctr. Fin. Proj.) (MBIA insured), 5.00%, 8/1/28            2,773,540
         750,000   San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30                                 758,355
         500,000   Santa Clara Redev. Agy. Tax Allocation Series 2003 (Bayshore North Proj.) (MBIA insured),
                      5.00%, 6/1/15                                                                                        504,050
                   Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.:
                      Series 2006:
         215,000          4.50%, 3/1/11                                                                                    214,424
         385,000          4.875%, 3/1/16                                                                                   390,544
       2,000,000      Series 2001-B, 6.00%, 5/15/22                                                                      2,039,480
         250,000   Stockton Pub. Fin. Rev. Series 2006-A (Redevelopment Projects) (Radian insured), 5.00%, 9/1/22          250,505
         250,000   Yuba Redev. Agy. Tax. Allocation Series 2007, 5.125%, 9/1/27                                            248,513
                                                                                                                  ----------------
                                                                                                                        24,284,714
                                                                                                                  ----------------
     COLORADO (2.2%)
         250,000   Baptist Rd. Rural Transportation Auth. Sales & Use Tax. Rev. Series 2007, 4.80%, 12/1/17                231,905
         215,000   CO Educ. & Cultural Fac. Rev. Ref. Series 2003-C (Cheyenne Mtn. Charter Sch. Proj.), 4.625%,
                      6/15/12                                                                                              226,711
                   CO HFA Single Family Program Senior Series:
          20,000      1996B-2, 7.45%, 11/1/27                                                                               20,333
          15,000      1997B-3, 6.80%, 11/1/28                                                                               15,446
                   CO Hlth. Fac. Auth. Rev.:
         230,000      Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11                             235,032
         400,000      Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/08                                      400,912
         160,000      Unrefunded Balance Rev. Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                     167,728
         750,000      Series 2007 (Yampa Valley Med. Ctr. Proj.), 5.00%, 9/15/22                                           713,182
         250,000      Ref. Series 2007-B (Parkview Med. Ctr. Proj.), 5.00%, 9/1/29                                         241,322
       1,000,000   Compark Business Campus Met. Dist. Ref. & Impt. G.O. Series 2007-A (Radian insured), 5.75%,
                      12/1/27                                                                                            1,046,090

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33                        883,650
         600,000   Denver Hsg. Corp. Multifamily Rev. Ref. Series 1997-A (Section 8), 5.35%, 10/1/12                       606,492
         250,000   Fiddlers Business Impt. Dist Greenwood Vlg. Ref. & Cap. Impt.. G.O. Sr. Lien Series 2007-1,
                      (ACA insured), 5.00%, 12/1/32                                                                        208,577
         250,000   Interlocken Met. Dist. Ref. & Impt. G.O. Series 1999-B (Radian insured), 5.75%, 12/15/19                262,390
         500,000   Inverness Wtr. & Sanitation Dist. Arapahoe & Dougles Cos. G.O. Series 2006-A
                      (Radian insured), 4.60%, 12/1/19                                                                     483,930
         919,563   Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16                                    897,337
         500,000   Maher Ranch Met. Dist. No. 4 Ref. G.O. Series 2007 (Radian insured), 5.25%, 12/1/36                     481,980
       1,250,000   Midcities Metro Dist. No. 2 G.O. Ref. & Impt. Series 2006 (Radian insured), 5.125%, 12/1/30           1,208,250
                                                                                                                  ----------------
                                                                                                                         8,331,267
                                                                                                                  ----------------
     CONNECTICUT (1.0%)
       2,000,000   CT Dev. Auth. Pollution Ctrl. Rev. Ref. Series 1993-A (CT Light & Power Proj.), 5.85%, 9/1/28         2,045,480
         450,000   CT Hlth. & Educ. Facs. Auth. Rev. Series 2007-C (Hosp. Spl. Care Proj.), 5.25%, 7/1/27                  449,455
                   Mashantucket Western Pequot Tribe Subordinated Special Rev.:
         750,000      Series 2006-A, 5.50%, 9/1/36                                                                         697,942
         300,000      Series 1997-B, 5.75%, 9/1/18                                                                         301,578
         500,000      Series 1999-B, zero coupon, 5.12% effective yield on purchase date, 9/1/26                           325,905
                                                                                                                  ----------------
                                                                                                                         3,820,360
                                                                                                                  ----------------
     DISTRICT OF COLUMBIA (0.2%)
         750,000   DC Rev. Series 2006 (Friendship Pub. Charter Sch. Proj.) (ACA insured), 5.00%, 6/1/26                   673,987
                                                                                                                  ----------------
     DELAWARE (0.1%)
         500,000   Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.), 5.45%, 7/1/36              462,030
                                                                                                                  ----------------
     FLORIDA (8.9%)
          90,000   Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Rev. Ref. Series 2006, 5.00%, 5/1/19                          93,001
         780,000   Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/14                               709,457
         550,000   Brevard Co. Hlth. Facs. Auth. Hlth. Care Facs. Rev. Series 2005 (Health First, Inc. Proj.),
                      5.00%, 4/1/36                                                                                        522,071
         100,000   Broward Co. Hsg. Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1996 (Tamarac Pointe Apt.
                      Proj.) (GNMA collateralized), 6.15%, 7/1/16                                                          100,972
         460,000   Capital Trust Agy. Hsg. Rev. Series 2005-B (Sub-Atlandtic Hsg. Foundation Proj.), 4.50%, 7/1/15         440,211
                   Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
         625,000      (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13                              595,950
       1,000,000      (American Opportunity Proj.), 5.875%, 6/1/38                                                         913,220
          50,000   Clearwater Hsg. Auth. Rev. Ref. Series 1997 (Hamptons At Clearwater Proj.) (ACA insured),
                      5.40%, 5/1/13                                                                                         50,480
          45,000   Cocoa Cap. Impt. Rev. Series 1998 (MBIA insured), 5.00%, 10/1/22                                         45,926
          50,000   Collier Co. Indl. Dev. Auth. Hlth. Care Facs. Rev. Series 2004 (Naples Cmnty. Hosp. Proj.),
                      4.65%, 10/1/34                                                                                        50,573
         545,000   Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%, 8/15/15              564,713
         440,000   Concorde Estates Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2004-B, 5.00%, 5/1/11             431,908
         400,000   Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B, 5.125%, 5/1/16              358,340
                   Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.):
         200,000      5.00%, 10/01/08                                                                                      201,260
         630,000      5.125%, 10/1/19                                                                                      631,468
         100,000   Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13                     99,519
         500,000   FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997-A, 5.00%, 7/1/11                                     504,605
                   FL Brd. Pub. Educ. Cap. Outlay G.O.:
          25,000      Ref. Series 1989-A, 5.00%, 6/1/24                                                                     25,025
       1,000,000      Series 1997-B, 4.75%, 6/1/21                                                                       1,002,350
          45,000   FL Correctional Privatization Commn. Certificate of Participation Series 1995-B
                      (Polk Co. 350 Bed Youth Proj.), 5.00%, 8/1/17                                                         45,067
          90,000   Forest Creek Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2005-B, 4.85%, 5/1/11                  85,142
         420,000   Heritage Isle At Viera Cmnty. Dev. Dist. Special Assessment Series 2006, 5.00%, 11/1/13                 390,163
                   Highlands Co. Hlth. Fac. Auth. Hosp. Rev. (Aventist Hlth. Proj.):
          90,000      Ref. Series 2005-B, 5.00%, 11/15/30                                                                   87,368
         200,000      Series 2006-C, 5.25%, 11/15/36                                                                       198,810
          85,000   Hillsborough Co. Educ. Facs. Auth Rev. Ref. Series 1998 (Univ. of Tampa Proj.), 5.75%, 4/1/18            87,156
                   Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref.:
       1,500,000      Series 2003-A (Tampa Gen. Hosp. Proj.), 5.25%, 10/1/24                                             1,508,745
         250,000      Series 2003-B (Tampa Gen. Hosp. Proj.), 5.25%, 10/1/28                                               247,237
         475,000   Hillsborough Co. Indl. Dev. Auth. Indl. Rev. Series 1999-A (Hlth. Facs. Proj. - Univ. Cmnty.
                      Hosp.), 5.625%, 8/15/23                                                                              479,047
         210,000   Gateway Services Cmnty. Dev. Dist. Spl. Assmt. Series 2003-B (Sun City Ctr. Proj.), 5.50%,
                      5/1/10                                                                                               209,842
         250,000   Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14                           228,640

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         580,000   Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev. Ref. Series 2007-A
                       (FL Proton Therapy Inst. Proj.), 6.00%, 9/1/17                                                      579,101
         500,000   Jacksonville Econ. Dev. Commn. Rev. Series 2007-A, 4.55%, 3/1/47                                        438,480
                   Jacksonville Hlth. Facs. Auth. Rev. Series 2007 (Brooks Hlth. Sys. Proj.):
         500,000      5.00%, 11/1/22                                                                                       501,510
         500,000      5.00%, 11/1/27                                                                                       487,075
         500,000   Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/11             470,345
                   Lakeland Hosp. Sys. Rev. Ref.:
          80,000      Series 1996 (Lakeland Regl. Med. Center Proj.), 5.25%, 11/15/25                                       80,889
         450,000      Series 1997 (Lakeland Regl. Med. Center Proj.) (MBIA insured), 5.00%, 11/15/22                       454,374
       1,000,000   Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation), 5.25%,
                      6/15/27                                                                                              886,230
         250,000   Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14                                      234,987
         300,000   Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.25%, 11/1/14                                274,890
         405,000   Marion Co. Hosp. Dist. Rev. Series 1999 (Munroe Hlth. Sys. Proj.), 5.25%, 10/1/10                       422,055
         405,000   Martin Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 2002-B (Martin Memorial Med. Ctr. Proj.),
                      4.875%, 11/15/12                                                                                     411,913
         820,000   Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.), 5.375%,
                      11/15/28                                                                                             734,712
                   Miami - Dade Co. Spl. Obligation:
         500,000      Sub. Series 1997-B, 5.00%, 10/1/37                                                                   504,515
         265,000      Sub. Series 1997-B, zero coupon, 5.44% effective yield, 10/1/33                                       65,574
         100,000      Cap. Apprec. & Income Sub Series 2005-B, variable rate, 10/1/35                                       95,413
          40,000   Miami-Dade Co. Pub. Service Tax Rev. Series 1999 (UMSA Pub. Impts. Proj.), 5.00%, 10/1/23                41,212
       1,000,000   New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 5/1/13                921,760
         215,000   North Broward Hosp. Dist. Rev. Series 1997 (MBIA insured) Unrefunded Balance Series, 5.375%,
                      1/15/24                                                                                              217,150
         120,000   Orange Co. Hlth. Facs. Auth. Rev. Ref. Series 2005 (Orlando Lutheran Proj.), 4.625%, 7/1/09             118,237
          60,000   Orlando & Orange Co. Expressway Auth. Rev. Jr. Lien Series 1998, 5.00%, 7/1/28                           60,848
                   Palm Beach Co. Hlth. Fac. Auth. Rev.:
         500,000      Series 1997 (Abbey Delray South Proj.), 5.50%, 10/1/11                                               506,875
         200,000      Ref. Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12                                          203,012
          90,000      Series 1993 (Jupiter Med. Ctr. Inc. Proj.) (FSA insured), 5.25%, 8/1/18                               90,121
                      Series 2007 (Waterford Proj.):
         250,000          5.25%, 11/15/17                                                                                  251,540
         500,000          5.375%, 11/15/22                                                                                 486,745
          10,000   Parklands Lee Cmnty. Dev. Dist. Spl. Assmt. Series 2004-B, 5.125%, 5/1/11                                 9,561
          55,000   Pinellas Co. Swr. Rev. Ref. Unrefunded Balance Series 1998 (FGIC insured), 5.00%, 10/1/24                56,048
                   Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA insured):
         350,000      4.50%, 10/1/14                                                                                       330,271
         680,000      4.625%, 10/1/16                                                                                      631,455
       3,105,000   Port Everglades Auth. Rev. Ref. Series 1989-A (FSA insured), 5.00%, 9/1/16                            3,115,650
         750,000   Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13                        695,123
         500,000   Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the Isle Proj.),
                      5.50%, 1/1/27                                                                                        461,765
         250,000   Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39                        195,513
         500,000   Seminole Tribe Spl. Oblig. Rev. Series 2007-A, 5.50%, 10/1/24                                           479,880
         500,000   St. Johns Co. Indl. Dev. Auth. Hlth. Care Rev. Ref. Series 2007-A (Bayview Proj.), 5.00%,
                      10/1/17                                                                                              462,055
         250,000   South Broward Hosp. Dist. Rev. Ref. Series 2007 (South Broward Hosp. Dist. Proj.), 4.75%,
                      5/1/24                                                                                               247,465
                   South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.):
          95,000      4.25%, 10/1/08                                                                                        94,883
         780,000      5.50%, 10/1/13                                                                                       816,832
         850,000   Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series, 5.10%, 5/1/11                   810,373
       1,000,000   Stoneybrook South Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.45%, 11/1/15                      911,580
         750,000   Tolomato Cmnty. Dev. Dist. Spl. Assmt. Series 2007, 6.375%, 5/1/17                                      739,575
         500,000   Volusia Co. Educ. Auth. Rev. Ref. Series 2005 (Embry-Riddle Proj.), 5.00%, 10/15/35                     480,380
         975,000   Verano Ctr. Cmnty. Dev. Dist. Spl. Assessment Series 2006-B (Dist. No. 1 Infrastructure
                      Proj.). 5.00%, 11/1/12                                                                               873,932
         750,000   Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/12             698,903
         500,000   Waterset North Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 6.55%, 11/1/15                         489,485
          50,000   West Villages Impt. Dist. Spl. Assmt. Rev. Series 2006 (Unit of Dev. No. 3), 5.50%, 5/1/37               41,345
         500,000   Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13                        466,185
                                                                                                                  ----------------
                                                                                                                        33,556,088
                                                                                                                  ----------------
     GEORGIA (1.4%)
         500,000   Atlanta Dev. Auth. Rev.  Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31                                 491,945
         750,000   Chatham Co. Hosp. Auth. Rev. & Impt. Series 2004-A (Mem. Health Univ. Proj.), 5.50%, 1/1/34             684,435
         590,000   Cobb Co. Dev. Auth. Pkg. Rev. Series 2004 (Kennesaw State Univ. Fdn., Inc. Proj.) (MBIA
                      insured), 5.00%, 7/15/29                                                                             610,426

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26                                                1,646,820
         750,000   Fulton Co. Dev. Auth. Rev. Series 2007-A, 5.25%, 11/1/28                                                674,497
         250,000   Gainesville Redev. Auth. Educ. Facs. Rev. Ref. Series 2007 (Riverside Military Academy Proj.),
                      5.125%, 3/1/27                                                                                       235,432
         250,000   Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.), 5.25%, 7/1/27          216,355
                   Private Colleges & Univ. Auth. Rev. Ref.:
         750,000      Series 1999-A (Mercaer Univ. Proj.), 5.25%, 10/1/14                                                  761,910
         100,000      Series 2001 (Mercer Univ. Proj.), 5.00%, 10/1/11                                                     102,611
                                                                                                                  ----------------
                                                                                                                         5,424,431
                                                                                                                  ----------------
     ILLINOIS (10.6%)
         300,000   Annawan Tax Allocation Series 2007 (Patriot Renewable Fuels, LLC Proj.), 5.625%, 1/1/18                 286,986
         475,000   Blue Island Tax Increment G.O. Ref. Series 1997 (MBIA insured), 5.10%, 12/15/12                         475,750
          20,000   Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8),
                      6.85%, 7/1/22                                                                                         20,608
         250,000   Du Page Co. Spl. Svc. Areano 31 Spl. Tax Series 2006 (Monarch Landing Proj.), 5.40%, 3/1/16             248,190
         500,000   Harvey Ref. & Impt. G.O. Series 2007-A, 5.50%, 12/1/27                                                  491,660
         100,000   IL DFA Rev. Series 1998 (St. Patrick High School Proj.), 5.125%, 7/15/28                                100,206
         325,000   IL DFA Rev. Series 2002-A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12                           330,756
         500,000   IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdn. Proj.), 5.00%, 12/1/36                        436,030
       1,000,000   IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.), 5.25%, 5/15/12                     981,600
       1,250,000   IL DFA Pollution Control Rev. Ref. Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14                   1,250,125
                   IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
         695,000      Series 1997-A, 5.80%, 7/1/08                                                                         700,546
         415,000      Series 1997-A, 6.05%, 7/1/19                                                                         419,025
         120,000      Series 1997-A, 5.90%, 7/1/09                                                                         121,568
       1,560,000      Series 1997-A, 6.00%, 7/1/15                                                                       1,577,066
       1,240,000      Series 1997-C, 5.65%, 7/1/19                                                                       1,255,537
         850,000      Series 1998-A, 5.50%, 7/1/12                                                                         862,214
         285,000      Series 1998-A, 5.70%, 7/1/19                                                                         288,642
         330,000      Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12                                    345,150
                   IL Fin. Auth. Rev.:
         750,000      Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37                                      714,555
         700,000      Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38                                       644,329
         500,000      Series 2006-B2 (Three Crowns Park Plaza Proj.), 5.40%, 2/15/38                                       487,330
                      Series 2006 (Tabor Hills Supportive Living Proj.):
       1,000,000          4.40%, 11/15/12                                                                                  974,710
         500,000          5.25%, 11/15/26                                                                                  467,040
                      Series 2006-A (Montgomery Place Proj.):
       1,250,000          5.25%, 5/15/15                                                                                 1,196,500
         500,000          5.75%, 5/15/38                                                                                   453,890
                      Series 2007-A:
         650,000          (Christian Homes, Inc. Proj.), 5.75%, 5/15/26                                                    606,008
         500,000          (Sedgebrook, Inc. Fac. Proj.), 5.40%, 11/15/16                                                   476,780
       1,500,000          (OSF Healthcare Sys. Proj.), 5.25%, 11/15/22                                                   1,541,805
                   IL Fin. Auth. Sports Fac. Rev. Series 2007-A (United Sports Org. of Barrington Proj.) (UTD
                      insured):
                      Series  2007-A:
         500,000          6.125%, 10/1/27                                                                                  465,605
         500,000          6.25%, 10/1/37                                                                                   459,975
       1,250,000   IL Educ. Facs. Auth. Rev. Series 1998-A (Univ. Chciago Proj.) (MBIA-IBC Insured), 5.125%,
                      7/1/38                                                                                             1,270,512
         500,000   IL HDA Multifamily Rev. Series 2007-D, 4.80%, 7/1/28                                                    501,515
         500,000   IL Fin. Auth. Educ. Rev. Series 2006-E (Uno Charter School Network Proj.) (ACA Insured), 5.00%,
                      9/1/26                                                                                               434,140
                   IL Hlth. Fac. Auth. Rev.:
         770,000      Ref. Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%, 10/1/11             803,095
         350,000      Ref. Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16                             353,846
         605,000      Ref. Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                                          624,808
         500,000      Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                                 540,145
       1,900,000      Ref. Series 2003 (Sinai Health Proj.) (FHA Insured), 5.10%, 8/15/33                                1,912,806
         590,000      Ref. Series 2003 (Sinai Health Proj.) (FHA Insured), 5.15%, 2/15/37                                  594,254
         200,000   IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10                                                         200,292
                   Lombard Public Facs. Corp. Rev. First Tier:
                       Series 2005-A1 (Conference Ctr. & Hotel Proj.):
         115,000          6.375%, 1/1/15                                                                                   114,840
         750,000          (ACA insured) 5.50%, 1/1/25                                                                      718,072
       1,000,000          (ACA insured) 5.50%, 1/1/30                                                                      930,150
       1,925,000      Series 2005-B (Conference Ctr. & Hotel Proj.), 5.25%, 1/1/36                                       1,922,189

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25                                                1,882,780
       1,000,000   Manhattan Spl. Service Area Spl. Tax No. 07-6 Series 2007 (Groebe Farm-Stonegate Proj.), 5.75%,
                      3/1/22                                                                                               979,130
         250,000   Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15                            254,948
         250,000   Montgomery Ref. Impt. Spl. Assmt. Series 2007 (Lakewood Creek Proj.) (Radian insured), 4.70%,
                      3/1/30                                                                                               226,383
         250,000   Quincy Hosp. Rev. Ref. Series 2007, 5.00%, 11/15/17                                                     258,050
                   Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
         750,000          5.375%, 8/15/15                                                                                  764,025
       2,625,000          5.625%, 8/15/29                                                                                2,626,943
                   Southwestern IL Dev. Auth. Local Govt. Prog. Rev.:
       1,800,000      Series 1998-A (City of East St. Louis Proj.) Tax Increment Financing Proj., 6.00%, 4/1/10          1,765,080
         500,000      Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26                                               477,070
         275,000   Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11            292,166
         440,000   Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18                                                     466,664
         500,000   Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (3)              329,935
                                                                                                                  ----------------
                                                                                                                        39,924,024
                                                                                                                  ----------------
     INDIANA (3.5%)
         500,000   Anderson Economic Dev. Rev. Ref. & Impt. Series 2007 (Anderson Univ. Proj.), 4.75%, 10/1/21             474,285
         100,000   Bloomington Sewer Wks. Rev. Series 1999-A (MBIA insured), 5.20%, 1/1/29                                 103,287
         500,000   Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23                                       510,985
         315,000   Central Nine Career Ctr. Bldg. Corp. Rev. Series 2007, 5.50%, 7/15/15                                   341,221
         100,000   Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.), 5.25%, 8/15/28             102,466
                   IN Hlth. & Educ. Fac. Fin. Auth. Rev.:
         400,000      Series 2005 (Baptist Homes of IN Proj.), 5.25%, 11/15/25                                             399,516
       1,000,000      Series 2007 (Cmnty. Fndtn. Northwest Proj.), 5.50%, 3/1/22                                           987,340
         215,000   IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.)
                      (MBIA insured), 5.00%, 12/1/28                                                                       217,784
                   IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
                      Series 1993 (Community Hosp. of Anderson Proj.) (MBIA insured):
         120,000          6.00%, 1/1/14                                                                                    122,452
         650,000          6.00%, 1/1/23                                                                                    650,526
         600,000      Ref. Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.), 5.25%, 2/15/18                          607,044
                      Series 2001-A (Community Foundation Northwest IN):
       1,360,000          5.50%, 8/1/13                                                                                  1,397,563
         360,000          6.375%, 8/1/21                                                                                   374,713
          50,000          6.375%, 8/1/31                                                                                    51,240
                      Ref. Series 2001-A (Community Foundation Northwest IN):
          60,000          5.50%, 8/1/13                                                                                     64,916
          45,000          6.375%, 8/1/21                                                                                    50,007
         140,000          6.375%, 8/1/31                                                                                   155,576
         300,000      Series 2004-A (Community Foundation Northwest IN), 4.75%, 3/1/14                                     297,612
         500,000   IN HFA Single Family Mtg. Rev. Ref. Series 1992-A, 6.80%, 1/1/17                                        514,990
                   IN Hlth. Fac. Fin. Auth. Rev. Ref. Series 1998:
         170,000      (Greenwood Village South Proj.), 5.35%, 5/15/08                                                      169,915
       1,875,000      (Marquette Manor Proj.), 5.00%, 8/15/18                                                            1,883,119
       1,155,000   IN State Dev. Fin. Auth. Rev. Educ. Facs. Series 2003 (Archdiocese Indpls. Proj.), 5.50%,
                      1/1/33                                                                                             1,184,707
         500,000   Paoli Bldg. Corp. Rev. Series 2007, 5.00%, 1/15/32                                                      502,120
       1,100,000   Rockport Poll. Ctl. Rev. Series 2002-A (Indiana Michigan Pwr. Co. Proj.), 4.625%, 6/1/25              1,074,865
         500,000   St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr. Oblig. Group Proj.),
                      5.25%, 2/15/28                                                                                       464,140
         500,000   Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27                           462,630
                                                                                                                  ----------------
                                                                                                                        13,165,019
                                                                                                                  ----------------
     IOWA (0.8%)
                   Coralville Urban Renewal Rev. Tax Increment Series 2006-A:
         240,000      5.00%, 6/1/11                                                                                        241,637
         115,000      5.00%, 6/1/12                                                                                        115,765
         120,000      5.00%, 6/1/14                                                                                        120,467
         185,000      5.00%, 6/1/15                                                                                        185,427
         405,000   Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.375%, 12/1/16               376,893
         345,000   Iowa Fin. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Proj.), 5.40%, 12/1/10                   338,617
                   IA Fin. Auth. Sr. Hsg. Rev. Ref. Series:
         350,000   2006-A (Bethany Life Cmntys. Proj.), 5.20%, 11/1/16                                                     327,295
         410,000   2007-A (Wedum Walnut Ridge LLC Proj.), 5.00%, 12/1/14                                                   386,158
         100,000   IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Sec. Proj.), 5.75%, 7/1/09         102,928
         500,000   Palo Alto Co. Hosp. Rev. Series 2006 (Palo Alto Co. Hosp. Proj.), 5.25%, 8/1/24                         444,780
         400,000   Washington Co. Hosp. Rev. Series 2006 (Washington Co. Hosp. Proj.), 5.125%, 7/1/15                      405,768
                                                                                                                  ----------------
                                                                                                                         3,045,735
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     KANSAS (0.2%)
          25,000   Olathe & Labette Cos. Mtg. Loan Rev. Series 1991-B (GNMA collateralized) zero coupon, 7.56%
                      effective yield on purchase date, 2/1/23                                                               8,589
         500,000   KS Dev. Fin. Auth. Hsg. Dev. Rev. Series 2003-B1 (GNMA Collateralized), 5.60%, 5/20/34                  518,955
         375,000   Sterling Educ. Fac. Rev. Series 2007 (Sterling College Proj.), 5.375%, 11/1/27                          357,604
                                                                                                                  ----------------
                                                                                                                           885,148
                                                                                                                  ----------------
     KENTUCKY (0.2%)
         220,000   Dawson Springs Water & Sewer Rev. Ref. Series 1997, 5.10%, 9/1/13                                       224,422
         350,000   KY Hsg. Corp. Rev. Series 2007-G, 4.75%, 7/1/32                                                         343,539
                                                                                                                  ----------------
                                                                                                                           567,961
                                                                                                                  ----------------
     LOUISIANA (4.1%)
       7,200,000   Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon,
                      6.46% effective yield, 4/1/34                                                                      1,356,336
         400,000   Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40                                 409,108
                   East Baton Rouge Fin. Auth. Single Family Mtg. Rev. Ref.:
                      Series 2007-A:
         500,000          Series 2007-A, 4.40%, 10/1/23                                                                    491,050
         500,000          Series 2007-A, 4.50%, 10/1/28                                                                    480,395
         250,000      Series 2007-B1 (GNMA/FNMA/FHLMC supported), 4.625%, 10/1/24                                          250,665
         600,000   Houma-Terrebonne Pub. Tr. Fin. Auth. Single Family Mortgage-Backed  Rev.
                       Series 2007 (GNMA/FNMA/FHLMC supported), 5.15%, 12/1/40                                             620,628
                   Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D:
         300,000          4.00%, 12/1/23                                                                                   304,236
       1,900,000          5.00%, 6/1/38                                                                                  1,880,373
         400,000   Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14                             383,884
       1,248,000   Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev.
                      Series 2007 (GNMA/FNMA/FHLMC supported), 5.35%, 1/1/41                                             1,314,756
                   LA Hsg. Fin. Agy. Single Family Mtg. Rev.:
         250,000      Series 2007-A1 (Home Ownership Proj.), 4.40%, 12/1/23                                                245,500
                      Series 2007-B1 (Home Ownership Proj.):
         250,000          4.80%, 12/1/22                                                                                   254,927
       1,000,000          5.00%, 12/1/32                                                                                 1,008,930
       2,250,000          5.70%, 12/1/38                                                                                 2,453,220
         600,000   LA Loc. Gov. Envir. Facs. Cmnty. Dev. Auth. Rev. Series 2007 (LA Local Gov. Proj.), 6.75%,
                      11/1/32                                                                                              594,858
                   LA Public Facs. Auth. Rev:
         500,000      Series 1995-A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15                                           500,645
         750,000      Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate, 2/15/36                                     692,175
       1,025,000   St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.125%, 6/1/37                         981,458
       1,173,477   St. Tammany Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-A (Home Ownership
                      Prog. Proj.) (GNMA/FNMA/FHLMC Backed Securities Proj.), 5.25%, 12/1/39                             1,218,222
                                                                                                                  ----------------
                                                                                                                        15,441,366
                                                                                                                  ----------------
     MAINE (0.5%)
       1,000,000   Skowhegan Pollution Ctrl. Rev. Ref. Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13               1,002,230
       1,000,000   South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13                           1,013,670
                                                                                                                  ----------------
                                                                                                                         2,015,900
                                                                                                                  ----------------
     MARYLAND (0.6%)
         500,000   Annapolis Econ. Dev. Rev. Series 2007-B (St. Johns College Fac. Proj.), 5.00%, 10/1/27                  482,500
         200,000   Howard Co. Retirement Cmnty. Rev. Ref. Series 2007-A (Vantage House Fac. Proj.), 4.50%, 4/1/10          197,840
         310,000   MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%, 12/1/11          306,829
       1,150,000   MD Hlth. & Hgr. Educ. Fac. Auth. Rev. Series 2007-B (King Farm Presbyterian Cmnty. Proj.),
                      4.75%, 1/1/13                                                                                      1,099,917
                                                                                                                  ----------------
                                                                                                                         2,087,086
                                                                                                                  ----------------
     MASSACHUSETTS (1.9%)
         380,000   Lynn Wtr. & Swr. Rev. Series 2003-A (MBIA Insured), 5.00%, 12/1/32                                      388,569
         500,000   MA St. G.O. Series 2007-A (FGIC insured), variable rate, 5/1/37                                         448,920
       2,000,000   MA St. College Bldg. Auth. Proj. Rev. Series 1999-1 (MBIA Insured), 5.375%, 5/1/39                    2,059,480
                   MA Hlth. & Educ. Fac. Auth. Rev.:
         250,000      Series 1993-E (South Shore Hosp. Proj.) (MBIA insured), 5.50%, 7/1/20                                253,653
         250,000      Series 2001-E (Berkshire Hlth. Sys. Proj.), 5.70%, 10/1/25                                           257,868
                   MA Dev. Fin. Agy. Rev.
                      Series 2005 (Evergreen Ctr., Inc.):
         195,000          4.00%, 1/1/08                                                                                    195,000
         200,000          4.00%, 1/1/09                                                                                    199,188
         500,000      Series 2005-A (Curry College Proj.) (ACA Insured), 4.55%, 3/1/16                                     481,140

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         550,000      Series 2007 (Orchard Cove Proj.), 5.00%, 10/1/17                                                     531,019
                   MA Indus. Fin. Agy. Rev. Series:
         600,000      1995 (St. Mark's School Issue), 6.00%, 1/1/15                                                        608,448
       1,250,000      1997 (Trustees Deerfield Academy Proj.), 5.00%, 10/1/23                                            1,275,300
         250,000      1998-H (Tufts Univ. Proj.), 4.75%, 2/15/28                                                           250,718
                                                                                                                  ----------------
                                                                                                                         6,949,303
                                                                                                                  ----------------
     MICHIGAN (2.7%)
                   Chandler Park Academy Public School Rev. Series 2005:
         125,000      4.00%, 11/1/09                                                                                       123,322
         500,000      5.00%, 11/1/22                                                                                       468,565
       1,000,000   Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35                             1,021,770
                   Kentwood Econ. Dev. Ltd. Oblig. Series 2006-A (Holland Home Proj.):
       1,000,000      5.25%, 11/15/26                                                                                      919,060
         500,000      5.375%, 11/15/36                                                                                     445,455
         250,000   Lincoln Park School Dist. G.O. Refunding Series 1998, 5.00%, 5/1/18                                     251,277
                   MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.):
         115,000      5.125%, 9/1/11                                                                                       115,449
         250,000      5.50%, 9/1/19                                                                                        247,438
         500,000   MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Series 2007 (Richfield Pub. Sch. Proj.), 5.00%,
                      9/1/22                                                                                               468,795
         650,000   MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Bradford Proj.), 6.00%, 9/1/16          655,174
         500,000   MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Nataki Talibah Proj.), 6.25%,
                      10/1/23                                                                                              500,300
         500,000   MI Hosp. Fin. Auth. Rev. Ref. Series 1998-A (Mclaren Hlth. Care Proj.) (MBIA-IBC insured),
                      5.00%, 6/1/28                                                                                        507,030
         500,000   MI St. Univ. Gen. Rev. Series 2007-B (Ambac insured), variable rate, 2/15/37                            454,160
         250,000   MI Tobacco Settlement Fin. Auth. Sr. Rev. Series 2007-A, 5.125%, 6/1/22                                 239,898
         500,000   Plymouth Educ. Ctr. Charter Schl. Academy Rev. Ref. Series 2005, 5.00%, 11/1/11                         503,255
         300,000   Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured),
                      5.625%, 6/1/22                                                                                       300,054
         500,000   Saginaw Hosp Fin. Auth. Series 2000-F (Covenant Med. Ctr. Proj.), 6.50%, 7/1/30                         530,550
       2,345,000   Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998-A (Lawrence Tech. Univ. Proj.),
                      5.25%, 2/1/13                                                                                      2,369,411
                                                                                                                  ----------------
                                                                                                                        10,120,963
                                                                                                                  ----------------
     MINNESOTA (2.1%)
         740,000   Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%,
                      4/1/20                                                                                               756,110
       5,284,107   Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32                                   4,981,169
       1,000,000   MN St. Hgr. Educ. Fac. Auth. Rev. Series 2006-6M (College of St. Benedict Proj.), 4.493%,
                      10/1/16                                                                                            1,018,210
         750,000   North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.), 5.75%, 10/1/22              728,880
         600,000   St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.), 5.63%,
                      10/1/33                                                                                              544,098
                                                                                                                  ----------------
                                                                                                                         8,028,467
                                                                                                                  ----------------
     MISSISSIPPI (0.6%)
                   MS Dev. Bank Spl. Oblig. Rev. Ref.:
         325,000      Series 1998 (Three Rivers Solid Waste Proj.), 5.125%, 7/1/14                                         325,127
                      Series 2006-B (Magnolia Regl. Hlth. Ctr. Proj.):
       1,000,000          5.00%, 10/1/13                                                                                 1,036,260
         200,000          4.00%, 10/1/08                                                                                   199,362
         250,000   MS Home Corp. Single Fam. Mtg. Rev. Series 2007-C1 (GNMA/FNMA/FHLMC supported), 5.60%, 6/1/38           269,765
         265,000   MS Hosp. Equip. & Facs. Auth. Rev. Series 2007-A (MS Baptist Hlth. Sys. Inc. Proj.), 5.00%,
                      8/15/26                                                                                              260,259
                                                                                                                  ----------------
                                                                                                                         2,090,773
                                                                                                                  ----------------
     MISSOURI (2.9%)
         200,000   Branson Cmnty. Park Impt. Dist. Spl. Assessment Rev. Series 2007-A, 5.00%, 6/1/10                       199,586
                   Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. (Southwest MO Hosp. Assoc. Proj.):
          80,000      Series 2002, 5.75%, 6/1/32                                                                            80,708
       1,000,000      Series 2007, 5.00%, 6/1/27                                                                           951,050
         500,000   Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27                         467,360
       1,000,000   Gravois Bluffs Transportation Dev. Dist. Sales Tax Rev. Series 2007, 4.75%, 5/1/32                      964,140
         110,000   Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09 (5)                                111,880
         295,000   Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006
                      (Stardust-Munger Proj.), 4.70%, 4/15/23                                                              288,124
         250,000   Harrisonville Annual Approp. Tax. Rev. Ref. Series 2007 (Harrisonville Towne Ctr. Proj.),
                      4.625%, 11/1/28                                                                                      231,287
         300,000   I470 & 350 Transportation Dev. Dist. Sales Tax. Rev. Ref. & Impt. Series 2007 (Radian insured),
                      4.60%, 6/1/29                                                                                        301,704
       1,000,000   Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%, 5/15/17            968,650
         250,000   Kansas City Tax Increment Fin. Comm. Rev. Series 2007-A (Maincor Proj.), 5.00%, 3/1/12                  249,240
         600,000   Lincoln Univ. Auxiliary Sys. Rev. Subordinate Series 2007, 4.65%, 6/1/21                                615,726

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Series 2007-E (Independence - Centerpoint Proj.):
         250,000          5.125%, 4/1/25                                                                                   251,168
         500,000          4.75%, 4/1/28                                                                                    471,275
                   MO Hlth. & Educ. Fac. Auth. Rev. Series:
         500,000      2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 5.375%, 2/1/35                                    489,160
         500,000      2007-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 4.875%, 2/1/18                                    501,620
         485,000   MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09             494,540
         500,000      2007-A (Riverside Horizons Proj.) (ACA insured), 5.00%, 5/1/20                                       488,720
         400,000      2007-B (Riverside Horizons Proj.) (ACA insured), 4.50%, 5/1/27                                       354,080
                   St. Louis Indl. Dev. Auth. Sr. Living Facs. Rev.:
         250,000      Series 2007-A (Friendship Vlg. West Proj.), 5.375%, 9/1/21                                           240,503
       1,250,000      Series 2007-B (St. Andrews Residence For Seniors Proj.), 5.375%, 12/1/27                           1,241,475
         480,000   St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.), 5.125%,
                      5/1/26                                                                                               442,411
         275,000   Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15             275,380
                                                                                                                  ----------------
                                                                                                                        10,679,787
                                                                                                                  ----------------
     MONTANA (0.5%)
         930,362   MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21                955,612
         750,000   MT Fac. Fin. Auth. Rev. Series 2007-C (St. Luke Cmnty. Healthcare Proj.), 5.00%, 1/1/22                 773,025
                                                                                                                  ----------------
                                                                                                                         1,728,637
                                                                                                                  ----------------
     NEBRASKA (0.2%)
                   Douglas Co. San. & Impt.:
         200,000      Dists. No. 420 G.O. Series 2003, 5.75%, 10/15/26                                                     204,324
         220,000      Dists. No. 375 G.O. Series 2003 (Walnut Ridge Proj.) , 5.30%, 12/15/23                               222,017
         500,000   Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%, 7/1/12              469,820
                                                                                                                  ----------------
                                                                                                                           896,161
                                                                                                                  ----------------
     NEVADA (1.0%)
         250,000   Clark Co. Econ. Dev. Rev. Series 2003 (Alexander Dawson Sch. Proj.), 5.375%, 5/15/33                    251,430
       1,000,000   Clark Co. Poll. Ctrl. Rev. Ref. Series 1995-D (Nev. Pwr. Co. Proj.) (ACA-CBI Insured), 5.30%,
                      10/1/11                                                                                              986,570
         415,000   Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17                              388,672
         600,000   Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                                 632,268
         315,000   North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist. No. 60),
                      4.50%, 12/1/10                                                                                       305,780
         110,000   NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B-1, 5.30%, 4/1/16                                    111,962
                   Reno Hosp. Rev. Series 2007-A (Renown Regl. Med. Ctr. Proj.):
         500,000      5.00%, 6/1/22                                                                                        500,725
         500,000      5.25%, 6/1/32                                                                                        491,200
                                                                                                                  ----------------
                                                                                                                         3,668,607
                                                                                                                  ----------------
     NEW HAMPSHIRE (1.2%)
                   Manchester Hsg. & Redev. Auth. Rev.:
         300,000      Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19                            168,561
         890,000      Series 2000-A (ACA insured), 6.75%, 1/1/15                                                           922,885
                   NH Hlth. & Educ. Fac. Auth. Rev.:
         450,000      Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14                                                    468,216
         485,000      Series 2006 (The Memorial Hosp. Proj.), 5.25%, 6/1/16                                                490,898
         615,000      Series 2006-A (Havenwood-Heritage Heights Proj.), 5.00%, 1/1/16                                      571,200
                   NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
         255,000      5.00%, 7/1/10                                                                                        257,683
         500,000      5.00%, 7/1/16                                                                                        497,605
         690,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.), 5.75%, 8/1/12           697,963
         135,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08                135,296
         190,000   NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (Rivier College Proj.), 5.55%, 1/1/18               192,290
                                                                                                                  ----------------
                                                                                                                         4,402,597
                                                                                                                  ----------------
     NEW JERSEY (0.3%)
                   NJ Hlth. Care Facs. Fin. Auth. Rev.:
         365,000      Series 1997 (Capital Health Sys. Proj.), 5.125%, 7/1/12                                              371,172
         250,000      Series 2002 (Englewood Hosp. Proj.) (FHA insured), 5.00%, 2/1/21                                     257,515
         495,000      Series 2007-E (Catholic Hlth. East Issue Proj.), variable rate, 11/15/33                             440,426
                                                                                                                  ----------------
                                                                                                                         1,069,113
                                                                                                                  ----------------
     NEW MEXICO (0.4%)
         750,000   Farmington Hosp. Rev. Series 2007-A (San Juan Regl. Med. Ctr. Proj.), 5.25%, 6/1/27                     753,285
         620,000   NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26                       628,661
         250,000   NM State Hosp. Equip. Ln. Council Hosp. Rev. Ref. Series 2007-A (Rehoboth Proj.), 5.00%, 8/15/17        230,873
                                                                                                                  ----------------
                                                                                                                         1,612,819
                                                                                                                  ----------------
     NEW YORK (1.7%)
         250,000   Albany Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A (Brighter Choice Charter Sch. Proj.),
                      5.00%, 4/1/20                                                                                        240,667
         500,000   Amherst Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Beechwood Hlth. Care Ctr. Inc. Proj.),
                      4.875%, 1/1/13                                                                                       482,480
         500,000   Genesee Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (United Mem. Med. Ctr. Proj.), 4.75%,
                      12/1/14                                                                                              475,055
         300,000   Madison Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Oneida Hlth. Sys., Inc. Proj.), 4.50%,
                      2/1/17                                                                                               287,874

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         170,000   Monroe Co. Indl. Dev. Agy. Student Hsg. Rev. Series 1999-A (Collegiate Hsg. Fdn. - Rochester
                      Institute of Technology Proj.), 4.90%, 4/1/09                                                        170,614
         500,000   Nassau Co. Indl. Dev. Agy. Continuing Care Retirement Rev. Series 2007-A
                      (Amsterdam at Harborside Proj.), 5.875%, 1/1/18                                                      495,350
       1,230,000   NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                          1,232,103
         650,000   NY Dorm Auth. Debt Rev. Series 2007-B (N Shore Proj.), variable rate, 5/1/33                            586,736
         170,000   NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21                         160,149
       1,060,000   NY Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2003-C1, 5.00%, 6/1/11                      1,061,399
         250,000   Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A, 5.00%, 12/1/23                   222,698
                   Ulster Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A:
         500,000      5.10%, 9/15/13                                                                                       487,510
         650,000      5.25%, 9/15/16                                                                                       624,273
                                                                                                                  ----------------
                                                                                                                         6,526,908
                                                                                                                  ----------------
     NORTH CAROLINA (1.2%)
         400,000   Albemarle Hosp. Auth. Healthcare Fac. Rev. Ref. Series 2007, 5.25%, 10/1/21                             403,676
         375,000   Asheville Certificates of Participation Series 1997-A, 5.125%, 6/1/18                                   379,234
         105,000   Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp. Proj.),
                      5.25%, 12/1/09                                                                                       105,143
         250,000   NC Med. Care Commission Hosp. Rev. Series 1995 (Gaston Memorial Hsop. Proj.), 5.50%, 2/15/19            250,245
                   NC Med. Care Commission Retirement Facs. Rev. Ref. Series 2007:
         625,000      (Givens Estates), 5.00%, 7/1/27                                                                      571,150
         250,000      (Village at Brookwood Proj.), 5.25%, 1/1/32                                                          213,355
                   NC Med. Care. Commission Hlth. Care Facs. Rev.:
         150,000      Series 1998-B (Novant Hlth. Proj.), 5.00%, 10/1/28                                                   152,667
         525,000      Ref. Series 2005-B (Presbyterian Proj.), 4.90%, 7/1/31                                               523,504
                   NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A:
         500,000      (The ARC of NC Proj.), 4.65%, 10/1/14                                                                503,425
         700,000      (ARC Proj.), 5.80%, 10/1/34                                                                          707,756
         370,000   NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.)
                      (FSA insured), 5.375%, 10/1/24                                                                       397,254
         175,000   Northern Hosp. Dist. Surry. Co. Hlth. Care Facs. Rev. Series 1999, 5.50%, 10/1/19                       178,663
                                                                                                                  ----------------
                                                                                                                         4,386,072
                                                                                                                  ----------------
     NORTH DAKOTA (1.2%)
         750,000   City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32                            698,093
       3,000,000   Fargo Univ. Facs. Rev. Series 2007-B1 (NDSU Dev. Foundation Proj.), 5.11%, 11/29/27                   3,050,375
                   Grand Forks Sr. Hsr. Rev. Ref. Series 2006 (4000 VY Square Proj.), 4.50%, 12/1/08
         260,000      4.50%, 12/1/08                                                                                       257,741
         395,000      4.60%, 12/1/10                                                                                       385,480
         175,000   Williams Co. Sales Tax Rev. Series 2006, 5.00%, 11/1/31                                                 160,190
                                                                                                                  ----------------
                                                                                                                         4,551,879
                                                                                                                  ----------------
     NORTHERN MARIANA ISLANDS (0.1%)
         500,000   Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22                           472,505
                                                                                                                  ----------------
     OHIO (2.3%)
         100,000   Akron Bath Copley Twp. Hosp. Dist. Rev. Series 2006-A (Akron Gen. Hlth. Sys. Proj.), 4.00%,
                      1/1/08                                                                                               100,000
         330,000   Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21                       329,657
         500,000   Buckeye Tobacco Settlement Fin. Auth. Asset-Backed Sr. Rev. Series 2007-A2, 5.125%, 6/1/24              472,640
         295,000   Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund Capital
                      Imprv. Proj.), 5.375%, 5/15/19                                                                       295,475
                   Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
         700,000      Series 2004-D (Garfield Heights Proj.), 5.25%, 5/15/23                                               676,319
         610,000      Series 2004-E (Meyers Univ. Proj.), 4.65%, 5/15/14                                                   598,111
         530,000      Series 2004-E (Meyers Univ. Proj.), 5.60%, 5/15/25                                                   534,166
         270,000      Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25                                                     256,862
         750,000      Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21                                  741,128
       1,000,000   Dayton Special Facs. Rev. Ref. Series 1998-A (Emery Air Freight Proj.), 5.625%, 2/1/18                1,021,030
       1,500,000   Hamilton Co. Hlth. Care Rev. Ref. Series 2006-A (Life Enriching Cmntys. Proj.), 5.00%, 1/1/27         1,407,240
         750,000   Huron Co. Hosp. Fac. Rev. Ref. & Impt. Series 2007 (Fisher - Titus Med. Proj.), 5.00%, 12/1/22          755,010
         805,000   Lorain Co. Hosp. Rev. Series 1997-B (Catholic Hlth.Care Partners Proj.) (MBIA insured), 5.50%,
                      9/1/27                                                                                               822,146
         500,000   Miami Co. Hosp. Fac. Rev. Ref. Impt. Series 2006 (Upper Valley Med. Ctr. Proj.), 5.25%, 5/15/17         513,945
         250,000                                                                                                           239,038
                                                                                                                  ----------------
                                                                                                                         8,762,767
                                                                                                                  ----------------
     OKLAHOMA (1.5%)
         500,000   Atoka Co. Health Care Auth. Hosp. Rev. Series 2007 (Atoka Mem. Hosp. Proj.), 5.875%, 10/1/18            484,705
                   Citizen Potawatomi Nation Tax Rev. Series 2004-A:
         660,000      5.00%, 9/1/08                                                                                        659,142

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         500,000      6.50%, 9/1/16                                                                                        521,630
         250,000   Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.) (ACA insured), 5.00%, 5/1/35        210,997
         500,000   Norman Regl. Hosp. Auth. Rev. Series 2005, 5.50%, 9/1/24                                                506,145
         350,000   Oklahoma Dev. Fin. Auth. Rev. Ref. Series 2007 (St. John Hlth. Sys. Proj.), 5.00%, 2/15/32              349,979
         915,000   Oklahoma St. Ind. Auth Rev. Series 2006 (YMCA Greater OK Earlywine Proj.), 4.875%, 7/1/22               841,617
         400,000   Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14                                           418,376
         960,000   Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996 (Jane Phillips Med. Ctr. Proj.)
                      (Connie Lee insured), 5.50%, 11/1/10                                                                 966,470
         500,000   Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16                                                 497,685
                                                                                                                  ----------------
                                                                                                                         5,456,746
                                                                                                                  ----------------
     OREGON (0.8%)
         200,000   Cow Creek Band Umpqua Tribe of Indians Rev. Series 2006-C, 4.875%, 10/1/08                              199,220
         200,000   Klamath Falls Intercmnty. Hosp. Auth. Rev. Ref. Series 2002 (Merle West Med. Ctr. Proj.),
                      5.20%, 9/1/09                                                                                        203,466
       1,250,000   OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42                                       1,302,113
         100,000   OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000-K, 5.70%, 7/1/22                                      100,905
       1,475,000   Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.), 5.00%, 1/1/21        1,369,582
                                                                                                                  ----------------
                                                                                                                         3,175,286
                                                                                                                  ----------------
     PENNSYLVANIA (4.8%)
                   Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.):
         245,000      3.30%, 4/1/08                                                                                        244,280
         135,000      3.875%, 4/1/10                                                                                       133,022
         495,000   Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.), variable rate, 10/1/34           460,335
         565,000   Chartiers Valley Indl. & Commercial Dev. Auth. Rev. Ref. Series 2003-A
                      (Friendship Village South Proj.), 4.75%, 8/15/11                                                     569,401
       1,210,000   Delaware River Port Auth. PA & NJ Rev. Series 1995 (FGIC insured), 5.50%, 1/1/26                      1,210,000
         555,000   Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21                                                    527,367
         500,000   Harrisburg Auth. Univ. Rev. Series 2007-A (Harrisburg Univ of Science Proj.), 5.40%, 9/1/16             504,435
         600,000   Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.), variable rate, 5/1/37         523,350
       2,330,000   Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12               2,331,351
                   Lancaster Co. Hosp. Auth. Rev.:
         200,000      Series 1994 (Hlth. Center-Masonic Homes Proj.), 5.30%, 11/15/08                                      200,194
         250,000      Series 2006 (Hlth. Center-Masonic Homes Proj.), 5.00%, 11/1/26                                       247,575
                      Series 2008-A (Brethren Village Proj.):
         500,000          5.20%, 7/1/12                                                                                    499,960
       1,000,000          6.10%, 7/1/22                                                                                    998,100
         250,000   Lehigh Co. General Purpose Auth. Rev. Rev. Series 2007 (Saint Luke's Bethlehem Proj.), variable
                      rate, 8/15/42                                                                                        216,337
       1,575,000   Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28                  1,538,019
         365,000   PA Econ. Dev. Fin. Auth. Rev. Series 1998-A (Northwestern Human Svcs. Proj.) (ACA insured),
                      4.875%, 6/1/08                                                                                       364,529
       3,890,000   PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny Delaware Valley
                      Obligated Group, Inc.) (MBIA insured), 5.875%, 11/15/16                                            3,933,296
                   PA Higher Educ. Fac. Auth.  Rev.:
         190,000      Unrefunded Balance Series 1998 (Temple Univ. Proj.), 5.00%, 4/1/21                                   192,609
         800,000      Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30                               807,824
         190,000      Series 2005 (Widener Univ. Proj.), 3.10%, 7/15/08                                                    188,985
         370,000      Series 2006-FF2 (Assn. Indpt. Colleges & Univ. Proj.) (Radian insured), 5.00%, 12/15/24              363,806
         500,000      Ref. Series 2007 (Philadelphia Univ. Proj.), 5.00%, 6/1/22                                           497,945
                   Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. (Temple Univ Hosp. Proj.):
                      Series 1993-A:
         275,000          6.50%, 11/15/08                                                                                  279,917
         385,000          6.625%, 11/15/23                                                                                 385,712
         700,000   Potter Co. Hosp. Auth. Rev. Series 1996 (Charles Cole Mem. Hosp. Proj.) (Radian insured),
                      5.95%, 8/1/16                                                                                        704,746
          25,000   South Fork Municipal Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Mem. Hosp. Proj.),
                      5.375%, 7/1/22                                                                                        25,439
         200,000   Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29                                                   199,988
                                                                                                                  ----------------
                                                                                                                        18,148,522
                                                                                                                  ----------------
     PUERTO RICO (0.4%)
         500,000   Puerto RicoElec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                             451,860
         500,000   Puerto Rico Commonwealth Hwy. & Transportation Auth. Rev. Ref. Series 2007-N, variable rate,
                      7/1/45                                                                                               440,065
         500,000   Puerto Rico Sales Tax. Fin. Corp. Rev. Series 2007-A, variable rate, 8/1/57                             458,505
                                                                                                                  ----------------
                                                                                                                         1,350,430
                                                                                                                  ----------------
     RHODE ISLAND (0.3%)
         260,000   RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%,
                      10/1/15                                                                                              260,471
                   RI Hlth. & Educ. Bldg. Corp. Rev. Series:
         250,000      1996 (Lifespan Oblig. Group Proj.), 5.25%, 5/15/26                                                   254,523
         565,000      1997 (Steere House Proj.), 5.80%, 7/1/20                                                             536,688
                                                                                                                  ----------------
                                                                                                                         1,051,682
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     SOUTH CAROLINA (2.7%)
                   Berkeley Co. Sch. Dist. Intallment Lease (Securing Assets For Education Proj.):
         500,000      Series 2003, 5.25%, 12/01/19                                                                         516,125
       1,250,000      Series 2003, 5.25%, 12/01/20                                                                       1,285,750
       1,000,000      Series 2006, 5.00%, 12/1/20                                                                        1,022,340
         250,000       Series 2006 (CIFG insured), 4.75%, 12/1/31                                                          245,087
                   Charleston Educ. Excellence Fin. Corp. Rev. Series 2005 (Charleston Co. Schl. Dist. Proj.):
         400,000      5.25%, 12/1/20                                                                                       422,780
         750,000      5.25%, 12/1/26                                                                                       775,470
       1,000,000   Dorchester Co. Sch. Dist. No. 2 Rev. Series 2004 (Growth Remedy Proj.), 5.25%, 12/1/29                1,012,670
          60,000   Greenville Hosp. Sys. Hosp. Fac. Rev. Series 2001, 5.00%, 5/1/31                                         60,344
       1,500,000   Kershaw Co. Public Sch. Fdn. Installment Pwr. Rev. Series 2006 (Kershaw Co. Sch. Dist. Proj.)
                      (CIFG insured), 5.00%, 12/1/25                                                                     1,536,810
         500,000   Scago Educ. Fac. Corp. For Beaufort Sch. Dist. Installment Rev. Series 2006 (FSA Insured),
                      5.00%, 12/1/31                                                                                       517,065
                   SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Ref. & Impt. Series 2006 (Hampton Regl. Med. Proj.):
         390,000      4.60%, 11/1/09                                                                                       383,066
         735,000      4.65%, 11/1/11                                                                                       708,952
         885,000   SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. Ref. Series 2007 (Lutheran Homes Proj.), 4.875%,
                      5/1/10                                                                                               869,946
                   SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. (Woodlands at Furman Proj.):
         500,000      Series 2007-A, 6.00%, 11/15/27                                                                       467,530
         250,000      Series 2007-B, 5.15%, 11/15/42                                                                       244,100
                                                                                                                  ----------------
                                                                                                                        10,068,035
                                                                                                                  ----------------
     SOUTH DAKOTA (0.3%)
                   SD Hlth. & Educ. Fac. Auth. Rev.:
         250,000      Series 2007 (Sanford Health Proj.), 5.00%, 11/1/27                                                   252,960
         125,000      Ref. Series 2006 (Huron Regional Med. Ctr. Proj.), 4.25%, 4/1/08                                     125,043
         410,000      Series 2006 (Westhills Village Retirement Community), 5.00%, 9/1/19                                  410,201
         500,000      Series 2004-A (Sioux Valley Hosp. & Hlth.), 5.25%, 11/1/34                                           506,260
                                                                                                                  ----------------
                                                                                                                         1,294,464
                                                                                                                  ----------------
     TENNESSEE (1.7%)
         500,000   Blount Co. Hlth. & Educ. Fac. Brd. Rev. Ref. Series 2007-A (Asbury Inc. Proj.), 4.75%, 4/1/12           482,615
         500,000   Johnson City Hlth. & Educ. Fac. Brd. Hosp. Rev. Series 2006-A (Mountain States Hlth. Alliance
                      Proj.), 5.50%, 7/1/31                                                                                493,510
         500,000   Knox Co. Hlth. Educ. & Hsg. Fac. Brd. Rev. Series 1999 (Univ. Hlth. Sys. Inc. Proj.), 5.25%,
                      4/1/27                                                                                               495,180
         500,000   Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev.
                       Series 2005-A (Prestige Proj.), 7.50%, 12/20/40                                                     477,190
         240,000   Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.
                      Series 2001-A (GNMA collateralized), 6.625%, 3/20/36                                                 255,876
                   Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                      (CME Memphis Apts. Proj.):
       1,850,000          Senior Series 1998-A, 5.35%, 1/1/19 (3)                                                          559,588
       7,875,000          Senior Series 1998-A, 5.55%, 1/1/29 (3)                                                        2,331,236
       1,630,000          Subordinate Series 1998-C, 6.00%, 1/1/29 (3)                                                          16
                      (Eastwood Park Apts. Proj.):
       1,000,000          Senior Series 1995-A2, 6.40%, 9/1/25 (3)                                                         392,150
         405,000          Subordinate Series 1995-C, 7.50%, 9/1/25 (3)                                                           4
         500,000      Series 2006-A (Trezevant Manor Proj.), 4.90%, 9/1/11                                                 490,510
         500,000      Sullivan Co. Hlth. Educ. & Hsg. Fac. Brd. Hosp. Rev. Series 2006-C,
                          (Wellmont Hlth. Sys. Proj.), 5.25%, 9/1/36                                                       471,730
                                                                                                                  ----------------
                                                                                                                         6,449,605
                                                                                                                  ----------------
     TEXAS (9.6%)
       1,500,000   Arlington Special Oblig. Rev. Series 2005-A (Special Tax-Dallas Cowboys Proj.), 5.00%, 8/15/34        1,562,070
         400,000   Austin Convention Enterprises, Inc. (Convention Ctr.) Rev. Ref. Series 2006-B, 6.00%, 1/1/10            407,372
                   Austin Utilities System Rev. Ref.:
          20,000      Series 1993 (MBIA insured), 5.25%, 5/15/18                                                            20,028
         150,000      Series 1997, 5.125%, 11/15/13                                                                        150,240
                   Bexar Co. HFC Multifamily Hsg. Rev.:
         560,000      Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                                  531,042
         300,000      Ref. Series 2001-A (Nob Hill Apartments Proj.), 5.50%, 6/1/11                                        286,689
         130,000      Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.),
                      7.50%, 12/1/14                                                                                       132,529
       1,000,000      Series 2001-A-1 (Stablewood Farms Proj.) (GNMA Insured), 6.25%, 7/20/43                            1,082,750
         440,000      Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21                              459,686
         440,000   Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                                  461,133
         500,000   Brazos Co. Hlth. Fac. Dev. Corp. Franciscan Svcs. Corp. Series 2002, 5.38%, 1/1/32                      500,635

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33               470,595
         750,000   Cameron Educ. Corp. Rev. Series 2006-A (Faith Family Academy Proj.) (ACA Insured), 5.00%,
                      8/15/21                                                                                              703,380
         115,000   Dallas Area Rapid Transit Rev. Sr. Lien Unrefunded Balance Series 2001 (Ambac insured), 5.00%,
                      12/1/26                                                                                              118,412
       6,055,000   Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.), 6.75%,
                      10/20/32                                                                                           6,381,728
         150,000   Fort Bend Co. Municipal Util. Dist. No. 106 G.O. Series 1999 (Radian insured), 5.30%, 9/1/10            150,139
         500,000   Fort Bend Co. Tax Levee Impt. Dist. No. 17 G.O. Series 2007 (Radian insured), 5.00%, 9/1/32             472,225
         500,000   Galveston Co. Hlth. Fac. Dev. Corp. Rev. Series 1995 (Devereux Foundation Proj.)
                      (MBIA insured), 5.00%, 11/1/14                                                                       502,740
       1,100,000   Galveston Co. Municipal Util. Dist. No. 52 Series 2007-A, 6.00%, 8/13/08                              1,119,525
                   Garza Co. Public Hlth. Fac. Corp. Rev.:
         750,000      Series 2006, 5.00%, 10/1/11                                                                          744,637
         500,000      Series 2006, 5.50%, 10/1/16                                                                          500,985
         100,000   Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.), 5.00%, 11/15/28               100,477
         500,000   Harris Co. Municipal Util. Dist. No. 360 G.O. Series 1998 (FSA Insured), 4.875%, 12/1/23                500,455
         310,000   Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 1998 (Hermann Hosp. Sys. Proj.)
                          FSA insured), 5.25%, 6/1/27                                                                      314,796
         700,000   Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.), 5.00%, 8/15/19                    685,475
         100,000   Houston Airport Sys. Rev. Sub. Lien Rev. Series 1998-C, 5.00%, 7/1/28                                   100,093
         750,000   Houston Cmnty. College G.O. Ref. Series 2005, 5.00%, 2/15/12                                            751,522
                   Kerrville Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2005 (Sid Peterson Memorial Hosp. Proj.):
         655,000       4.125%, 8/15/10                                                                                     648,162
       1,750,000       5.45%, 8/15/35                                                                                    1,631,927
         250,000   Lubbock Educ. Facs. Auth. Rev. Ref. & Impt. Series 2007 (Lubbock Christian Proj.), 5.125%,
                      11/1/27                                                                                              238,167
          34,182   Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11                                 34,922
                   Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
         485,000      Series 2000-A, 7.00%, 2/15/10                                                                        503,527
         750,000      Series 2005, 5.00%, 2/15/15                                                                          750,848
       1,000,000   Muleshoe Indpt. Sch. Dist. G.O. Series 2006 (Sch. Bldg. Proj.), 5.00%, 2/15/31                        1,000,880
         500,000   North Central Hlth. Fac. Dev. Corp. Rev. Ref. Series 1998 (Baylor Hlth Care Sys. Proj.), 5.00%,
                      5/15/17                                                                                              510,050
       1,250,000   North Harris Co. Regl. Water Auth. Rev. Sr. Lien Series 2005 (MBIA Insured), 5.00%, 12/15/32          1,287,700
         500,000   North TX Twy. Auth. Rev. Series 2007, 4.125%, 11/19/08                                                  500,695
                   Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
         610,000      5.50%, 12/1/18                                                                                       614,374
       1,175,000      5.625%, 12/1/28                                                                                    1,157,340
         250,000   San Leanna Educ. Fac. Corp. Rev. Ref. Series 2007 (Saint Edwards Univ. Proj.), 5.00%, 6/1/20            250,548
         350,000   Sendero I Pub. Fac. Corp. Multifamily Hsg. Rev. Series 2003-A (Crown Meadows Proj.), 5.00%,
                      6/1/23                                                                                               359,363
                   Tarrant Co. Cultural Educ. Facs. Fin. Corp. Retirement Fac. Rev. Series 2007 (C.C. Young Mem.
                      Hom. Proj.):
         300,000      4.85%, 2/15/09                                                                                       297,792
         300,000      5.00%, 2/15/13                                                                                       290,634
         485,000   Tarrant Co. HFC Multifamily Hsg. Rev. Subordinate Seroes 2001-C
                      (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                                                            4,850
                   TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
         605,000      Senior Series 2001-A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08                                605,460
         740,000      Junior Series 2001-B (NHT / GTEX Proj.), 6.75%, 10/1/16 (3)                                           73,571
                   TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sub. Lien Rev.:
         250,000      Series 2006-B, variable rate, 12/15/26                                                               220,078
         500,000      Series 2006-C, variable rate, 12/15/26                                                               451,125
         300,000   TX Municipal Gas Acq. & Supply Corp. II Gas Supply Rev. Series 2007, variable rate, 9/15/27             276,021
         250,000   TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16         251,760
         175,000   TX St. Student Hsg. Corp. Rev. Series 2002 (Midwestern St. Univ. Proj.), 5.50%, 9/1/12                  175,842
                   TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
       1,000,000      Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28                                        882,930
         750,000      Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18                                                 733,973
         835,000   Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005
                      (Querencia Barton Creek Proj.), 4.90%, 11/15/13                                                      798,953
                   Tyler Hlth. Facs. Dev. Corp.:
         750,000      Hosp. Rev. Series 1992 (Mother Frances Hosp. Proj.) (FGIC insured), 6.60%, 7/1/09                    761,910
         505,000      Rev. Series 1997-B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27                                         515,100
         350,000      Rev. Ref. & Impt. Series 2007-A (East TX Med Ctr. Proj.), 5.375%, 11/1/37                            321,118
         750,000   Whitehouse TX Indpt. Sch. Dist. Cap. Apprec. G.O. Ref. Series 2007 (Sch. Building Proj.),
                      zero coupon, 4.65% effective yield, 2/15/25                                                          310,785
         500,000   Winkler Co. G.O. Series 2006 (Radian insured ), 5.25%, 2/15/31                                          492,075
                                                                                                                  ----------------
                                                                                                                        36,163,838
                                                                                                                  ----------------

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     UTAH (0.7%)
         725,000   Eagle Mountain Water & Sewer Rev. Ref. Series 2000 (ACA insured), 5.60%, 11/15/13                       780,013
         250,000   Murray City Hosp. Rev. Ref. Series 1996 (IHC Hlth. Svcs. Inc. Proj.) (MBIA insured), 5.00%,
                      5/15/22                                                                                              250,095
         250,000   Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdtn. Proj.), 5.50%, 6/15/37                       224,580
         857,000   UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27                                              798,595
         290,000   UT Charter Sch. Fin. Auth. Rev. Series 2007-A (Summit Academy Proj.), 5.125%, 6/15/17                   286,999
         240,000   UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996-A (Section 8)
                      (FHA insured), 6.10%, 7/1/22                                                                         242,659
                                                                                                                  ----------------
                                                                                                                         2,582,941
                                                                                                                  ----------------
     VERMONT (0.1%)
         400,000   VT Educ. & Hlth. Bldgs. Financing Agency Rev. Series 2003-A
                      (Vermont Law School Proj.), 5.00%, 1/1/13                                                            406,832
                                                                                                                  ----------------
     VIRGINIA (1.2%)
         415,000   Alexandria Indl. Dev. Auth. Rev. Pollution Control Ref. Series 1994 (Potomac Electric Proj.)
                      (MBIA insured), 5.375%, 2/15/24                                                                      415,589
         250,000   Chesterfield Co. Indl. Dev. Auth. Pollution Ctrl. Rev. Series 1987-A Rmktg.
                      (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                                         264,185
       1,000,000   Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36                              868,290
         500,000   Marquis Cmnty. Dev. Auth. Rev. Series 2007, 5.10%, 9/1/13                                               496,425
         100,000   Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese Arlington):
                      5.00%, 10/1/18                                                                                       102,659
         400,000   Suffolk Indl. Dev. Auth. Retirement Facs. Rev. Ref. Series 2006 (Lake Prince Ctr. Proj.),
                      4.625%, 9/1/11                                                                                       395,836
       2,000,000   Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (MBIA insured), 5.375%, 7/1/36         2,030,220
                                                                                                                  ----------------
                                                                                                                         4,573,204
                                                                                                                  ----------------
     WASHINGTON (2.5%)
       2,000,000   Kalispel Tribe Indians Priority District Rev. Series 2008, 6.20%, 1/1/16                              1,997,800
       2,000,000   King Co. G.O. Ref. Series 1998-B, 5.00%, 1/1/30                                                       2,021,720
         450,000   Klickitat Co. Pub. Hosp. Dist. No. 2 Rev. Series 2007 (Skyline Hosp. Proj.), 6.00%, 12/1/20             452,308
         250,000   Okanogan Co. Pub. Hosp. Dist. No. 4 G.O. Series 2007 (Radian insured), 5.625%, 12/1/23                  265,705
                   Skagit Co. Public Hosp. Dist. No. 001  Rev. Series:
         500,000      2005 (Skagit Valley Hosp. Proj.), 5.50%, 12/1/13                                                     517,300
         500,000      2007 (Skagit Valley Hosp. Proj.), 5.625%, 12/1/25                                                    499,695
         500,000   WA G.O. Variable Purpose Series 2001-A (FSA insured), 5.00%, 7/1/22                                     519,325
                   WA State Hsg. Fin. Commn. Nonprofit Rev. Series:
       1,750,000      2007-A (Skyline At First hill Proj.), 5.25%, 1/1/17                                                1,714,405
       1,250,000      2007-B (Skyline At First Hill Proj.), 5.10%, 1/1/13                                                1,237,525
                                                                                                                  ----------------
                                                                                                                         9,225,783
                                                                                                                  ----------------
     WEST VIRGINIA (0.3%)
       1,250,000   Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15                1,293,113
                                                                                                                  ----------------
     WISCONSIN (3.0%)
         500,000   Milwaukee Redev. Auth. Rev. Series 2005-A (Science Ed. Consortium Proj.), 5.125%, 8/1/15                500,455
                   WI Hlth. & Educ. Fac. Auth. Rev.:
         220,000      Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                                  209,453
       2,450,000      Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                             2,410,506
         225,000      Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                               227,675
         500,000      Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                                 493,580
         900,000      Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                                  854,613
                      Series 2001 (Agnesian Healthcare, Inc. Proj.):
         550,000          6.00%, 7/1/17                                                                                    574,992
         340,000          6.00%, 7/1/21                                                                                    352,726
       1,025,000      Series 2003-A (Wheaton Franciscan Svcs. Proj.), 5.125%, 8/15/33                                      920,635
                      Series 2003 (Synergy Hlth., Inc. Proj.):
         225,000          6.00%, 11/15/23                                                                                  227,747
         250,000          6.00%, 11/15/32                                                                                  246,800
         225,000      Ref. Series 2003 (Three Pillars Proj.), 4.60%, 8/15/13                                               221,771
         105,000      Series 2004-A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11                                       104,682
         450,000      Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                           456,530
         425,000      Series 2004 (Beaver Dam Cmnty. Hosp. Inc. Proj.), 5.50%, 8/15/14                                     413,045
         600,000      Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15                                       588,150
                      Ref. Series 2006 (Sr. Hsg. Proj.):
         315,000          5.00%, 8/1/09                                                                                    311,598
         300,000          5.00%, 8/1/10                                                                                    295,077
         500,000      Ref. Series 2006 (Milwaukee Catholic Home Proj.), 5.00%, 7/1/26                                      470,100
         400,000      Series 2006-B (Upland Hills Health Inc. Proj.), 5.125%, 5/15/29                                      374,576

==================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007  (UNAUDITED)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Quantity/Par ($)   NAME OF ISSUER                                                                                 MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                      Series 2006-A (Marshfield Clinic Proj.):
         375,000          5.00%, 2/15/11                                                                                   381,915
         500,000          5.375%, 2/15/34                                                                                  478,675
                                                                                                                  ----------------
                                                                                                                        11,115,301
                                                                                                                  ----------------

Total municipal bonds (cost: $383,089,898)                                                                             363,748,989
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (3.7%) (2)
         49,400    BlackRock Insured Municipal Term Trust (MPA)                                                            673,816
         79,300    BlackRock MuniHoldings Insured Fund II (MUE)                                                            950,807
         66,500    BlackRock MuniYield Insured Fund (MYI)                                                                  844,550
         23,300    BlackRock MuniHoldings Florida Insured Fund (MFL)                                                       291,483
         44,800    BlackRock MuniYield Florida Fund (MYF)                                                                  568,960
         14,000    BlackRock MuniYield Florida Insured Fund (MFT)                                                          174,860
         28,600    BlackRock MuniYield Michigan Insured Fund (MIY)                                                         377,806
         18,000    BlackRock MuniYield Michigan Insured Fund II (MYM)                                                      225,000
        208,600    DWS Municipal Income Trust (KTF)                                                                      2,209,074
         20,500    Eaton Vance Florida Municipal Income Fund (FEV)                                                         262,400
         56,800    Insured Municipal Income Fund (PIF)                                                                     721,360
         58,300    Investment Grade Municipal Income Fund (PPM)                                                            750,904
         62,600    MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (MZF)                            777,492
         51,400    Nuveen Florida Investment Quality Municipal Fund (NQF)                                                  665,116
         74,600    Nuveen Florida Quality Income Municipal Fund (NUF)                                                      972,784
         32,900    Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)                                             428,029
         21,500    Nuveen Premier Municipal Income Fund (NPF)                                                              276,920
         10,839    Putnam Investment Grade Municipal Trust (PGM)                                                           102,970
         13,318    Putnam Municipal Bond Fund (PMG)                                                                        156,220
         31,951    Putnam Municipal Opportunities Trust (PMO)                                                              358,490
        108,200    Seligman Select Municipal Fund (SEL)                                                                  1,064,688
         24,200    Van Kampen Advantage Municipal Income Trust II (VKI)                                                    293,546
         25,000    Van Kampen Pennsylvania Value Municipal Income Trust (VPV)                                              324,750
          5,689    Van Kampen Trust Investment Grade Muni Fund (VGM)                                                        78,457
            100    Van Kampen Select Muni Fund (VKL)                                                                         1,176
          9,000    Western Asset Managed Municipals Fund (MMU)                                                              97,740
         16,700    Western Asset Municipal Partners Fund (MNP)                                                             221,108
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $14,402,068)                                                                       13,870,506
                                                                                                                  ----------------

SHORT-TERM SECURITIES (0.8%) (2)
      3,153,217    Dreyfus Tax-Exempt Cash Management Fund, 3.24%                                                        3,153,217
                                                                                                                  ----------------

Total short-term securities (cost:  $3,153,217)                                                                          3,153,217
                                                                                                                  ----------------


Total investments in securities (cost: $400,645,183)                                                              $    380,772,712
                                                                                                                  ================



Other Assets and Liabilities, Net (-1.4%)                                                                               (5,236,388)

                                                                                                                  ----------------
Total Net Assets                                                                                                  $    375,536,324
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                         400,645,183
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                            1,492,572
Gross Unrealized Depreciation                                                                                          (21,363,759)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                              (19,871,187)
                                                                                                                  ================

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (95.3%) (2)
     EDUCATION/STUDENT LOAN (12.3%)
                     Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
        4,347,374       5.46%, 1/1/28                                                                                    4,244,080
        4,914,220       5.30%, 11/1/32                                                                                   4,632,488
                     Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
          775,000       5.125%, 1/1/16                                                                                     757,369
          875,000       6.25%, 1/1/21                                                                                      847,805
                     Minnesota Higher Educ. Fac. Auth. Rev.:
          750,000       Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20                                            757,193
          378,259       Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                   378,747
          700,000       Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                  706,538
          150,000       Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                                  151,310
           75,000       Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                                   73,910
          700,000       Series 2005-6C (Augsburg College), 5.00%, 5/1/23                                                   683,837
                        Series 2006-6J1 (Augsburg College):
          730,000          5.00%, 5/1/10                                                                                   743,184
          595,000          5.00%, 5/1/12                                                                                   616,848
          100,000       Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                           100,053
          675,000       Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                            675,574
           50,000       Series 1998-4T (St. Benedict College), 5.125%, 3/1/13                                               50,113
           50,000       Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/22                                                    51,740
          100,000       Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/26                                                   103,025
          270,000       Series 2004-5U (St. Mary's Univ.), 3.75%, 10/1/13                                                  256,997
        2,500,000       Series 2004-5Y (Univ. St. Thomas), 5.25%, 10/1/34                                                2,530,950
        1,400,000       Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23                                                 1,436,050
                        Series 2006-6K (College of Art & Design):
          245,000          4.15%, 5/1/08                                                                                   245,213
          270,000          4.50%, 5/1/10                                                                                   272,965
          750,000          5.00%, 5/1/19                                                                                   761,445
        3,000,000       Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16                                        3,054,630
                        Series 2007-6S (St. Scholastica College):
        2,000,000          5.00%, 12/1/22                                                                                1,979,200
        1,900,000          5.00%, 12/1/27                                                                                1,839,618
        2,000,000       Series 2007-6N (College St. Catherine), 4.75%, 4/26/27                                           2,032,680
        1,115,000    Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.), 5.00%, 12/15/20             1,146,655
                     Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
          315,000       5.75%, 5/1/16                                                                                      313,942
          300,000       6.00%, 5/1/26                                                                                      292,809
          575,000    Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13                           583,389
          775,000    Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.977%, 4/25/27                719,425
                     St. Paul Hsg. & Redev. Auth. Lease Rev.:
          375,000       Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                    382,061
          605,000       Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18                                                 606,603
                        Series 2006-A (Cmnty. Peace Academy Proj.):
          685,000          4.35%, 12/1/12                                                                                  671,033
          600,000          4.35%, 12/1/14                                                                                  579,450
        1,500,000          5.00%, 12/1/18                                                                                1,466,640
          500,000    St. Paul Hsg. & Redev. Auth. Rev. Ref. Series 2007 (St. Paul Acad. & Summit Proj.), 5.00%,
                        10/1/24                                                                                            511,195
          100,000    Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%,
                        9/1/11                                                                                             100,116
                                                                                                                  ----------------
                                                                                                                        37,356,880
                                                                                                                  ----------------
     ESCROWED TO MATURITY/PREREFUNDED (4.3%)
          300,000    Andover Econ. Dev. Auth. Lease Rev. Prerefunded Series 2004 (Cmnty. Ctr. Proj.), 5.125%,
                        2/1/24                                                                                             323,256
          160,000    Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.),
                        Subordinate Series 1995-C, 9.00%, 1/20/15                                                          163,466
          465,000    Hopkins Subordinate Multifamily Hsg. Rev. Ref. Series 1996-C (Auburn Apts. Proj.), 8.00%,
                        6/20/31                                                                                            474,886
          100,000    Minnesota Higher Educ. Fac. Auth. Rev. Series 2000-5D (College Art & Design), 5.75%, 5/1/08           100,878
          455,000    Minneapolis Hlth. Care Fac. Rev. Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10           467,590
                     Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
          125,000       6.80%, 7/1/10                                                                                      134,817
          240,000       6.90%, 7/1/11                                                                                      259,394
           50,000    Northfield Hospital Rev. Series 2001-C, 6.00%, 11/1/21                                                 54,935
          605,000    Plymouth Multifamily Hsg. Rev. Refunding Series 1996-C (Fox Forest Apts. Proj.)
                        (GNMA collateralized), 8.00%, 6/20/31                                                              617,862
          435,000    Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20                   452,626
        5,000,000    Puerto Rico Commonwealth Infrastruc. Fin. Auth. Special Obligation Series 2000-A, 5.50%,
                        10/1/32                                                                                          5,280,850
                     St. Paul Hsg. & Redev. Auth. Lease Rev.:
          495,000       Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24                               515,577
          655,000       Series 2001-A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11                                      698,446
          750,000       Series 2001-A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15                                       840,390

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
          350,000       Series 2001-A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19                                      395,595
          805,000    Waconia Hlth. Care Facs. Rev. Series 1999-A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29                851,070
        1,090,000    Western MN Muni Pwr. Agy. Series 1979 (MBIA-IBC insured), 6.60%, 1/1/10                             1,125,327
          165,000    Winona Port. Auth. Lease Rev. Series 1999-A (Bluffview Montessori School Proj.), 8.00%,
                        12/1/24                                                                                            179,700
                                                                                                                  ----------------
                                                                                                                        12,936,665
                                                                                                                  ----------------
     GENERAL OBLIGATION (0.6%)
          120,000    Austin Impt. G.O. Series 1998-B, 4.70%, 2/1/13                                                        120,145
          200,000    Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23                                                     203,676
           85,000    Barnum Indpt. Sch. Dist. No. 91 G.O. Series 1997 (SD Cred. Prog.), 5.00%, 2/1/18                       85,105
            5,000    Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08                                                          5,026
           75,000    Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                            75,094
          650,000    Dakota Co. Cmnty. Dev. Agy. Sr. Hsg. Facs. G.O. Series 2007-A, 5.00%, 1/1/26                          666,809
           50,000    Hutchinson ISD No. 423 G.O. Series 1996-A, 5.85%, 2/1/18                                               50,101
          500,000    Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22                         472,505
          150,000    Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12                                           150,248
          100,000    St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12                            100,356
           30,000    Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13                                                 30,042
                                                                                                                  ----------------
                                                                                                                         1,959,107
                                                                                                                  ----------------
     HOSPITAL/HEALTH CARE (25.0%)
                     Aitkin Hlth. Care Fac. Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):
          155,000          5.00%, 2/1/09                                                                                   154,461
          615,000          5.00%, 2/1/12                                                                                   606,285
        3,560,000    Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30                   3,575,094
           85,000    Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08             84,916
                     Carlton Hlth. Care & Hsg. Fac.  Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
          100,000       5.00%, 4/1/13                                                                                       97,250
          400,000       5.20%, 4/1/16                                                                                      383,844
        2,000,000    Chippewa Co. Gross Rev. Series 2007 (Montevideo Hosp. Proj.), 4.625%, 3/1/14                        1,915,440
                     Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):
          135,000       4.70%, 3/1/14                                                                                      129,352
          145,000       4.80%, 3/1/15                                                                                      139,110
          150,000       4.90%, 3/1/16                                                                                      143,788
                     Crookston Hlth. Care Fac. Rev. Ref. Series 2007 (Riverview Hlth. Proj.):
          285,000       4.75%, 5/1/10                                                                                      282,258
          600,000       4.85%, 5/1/12                                                                                      591,240
                     Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):
           40,000       4.75%, 9/1/08                                                                                       39,894
           75,000       5.50%, 9/1/11                                                                                       75,012
                     Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
                         Series 2005:
          265,000          4.50%, 6/1/13                                                                                   254,037
          400,000          5.20%, 6/1/25                                                                                   358,208
        1,000,000          5.50%, 6/1/35                                                                                   898,530
                        Ref. Series 2007:
          430,000          4.75%, 6/1/18                                                                                   396,632
          720,000          5.00%, 6/1/19                                                                                   672,926
          500,000          5.00%, 6/1/29                                                                                   428,315
        1,500,000    Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34                  1,469,055
          445,000    Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34             445,031
          305,000    Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%,
                        6/15/12                                                                                            309,502
          975,494    Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36                      923,959
          798,894    Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
                        Series 2005, 5.20%, 12/20/35                                                                       751,072

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
                     Elk River Rev. Series 1998 (Care Choice Member Proj.):
          725,000       5.60%, 8/1/13                                                                                      724,986
          115,000       5.75%, 8/1/23                                                                                      112,335
          260,000    Faribault Co. Hosp. Dist. Gross Rev. Series 1999 (Blue Earth Proj.), 5.30%, 12/1/08                   258,869
        1,925,000    Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.), 5.00%, 4/1/25        1,788,075
                     Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
          115,000       5.10%, 11/1/09                                                                                     113,755
          120,000       5.20%, 11/1/10                                                                                     118,835
          135,000       5.40%, 11/1/12                                                                                     132,440
          140,000       5.50%, 11/1/13                                                                                     135,849
                     Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care Proj.):
          250,000       5.00%, 10/1/11                                                                                     247,375
          290,000       5.00%, 10/1/12                                                                                     284,696
          450,000       5.00%, 10/1/16                                                                                     429,984
                     Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.):
        1,000,000       5.00%, 9/1/20                                                                                    1,015,840
        2,000,000       5.00%, 9/1/29                                                                                    1,955,860
                     Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp.):
        1,200,000       5.25%, 5/1/25                                                                                    1,214,040
        1,500,000       5.25%, 5/1/28                                                                                    1,506,150
        5,000,000       5.25%, 5/1/37                                                                                    4,947,950
                     Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
          255,000       4.125%, 10/1/08                                                                                    252,802
          300,000       4.375%, 10/1/09                                                                                    295,653
                     Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
          150,000       Series 2003-B, 4.85%, 11/1/11                                                                      153,250
           50,000       Series 2003-A, 5.00%, 11/1/14                                                                       51,215
          850,000       Series 2003-A, 5.85%, 11/1/23                                                                      882,878
          100,000       Series 2003-A, 6.00%, 11/1/28                                                                      103,475
        3,500,000    Marshall Medical Ctr. Gross Rev. Series 2006 (Avera Marshall Reg. Med. Ctr. Proj.), 4.75%,
                        11/1/28                                                                                          3,193,610
                     Meeker Co. Hosp. Facs. Gross Rev. Series 2007 (Mem. Hosp. Proj.):
        1,000,000       5.00%, 11/1/14                                                                                     969,000
          750,000       5.625%, 11/1/22                                                                                    733,717
        1,000,000    Minneapolis Hsg. & Hlth. Care Facs. Rev. Ref. Series 2007-A (Providence Proj.), 5.50%, 10/1/14        987,180
                     Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health Partners
                        Proj.):
          750,000       5.25%, 12/1/12                                                                                     776,542
          700,000       5.25%, 12/1/13                                                                                     726,978
        1,235,000       5.00%, 12/1/14                                                                                   1,261,565
          600,000       5.875%, 12/1/29                                                                                    614,544
          250,000    Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19                         245,312
                     Minneapolis Hlth. Care Fac. Rev.:
        1,470,000       Series 2005 (Jones-Harrison Residence Proj.), 5.40%, 10/1/25                                     1,368,864
                        Series 2005-E (Augustana Chapel View Homes Proj.):
          190,000          4.00%, 6/1/08                                                                                   188,949
          200,000          4.20%, 6/1/09                                                                                   197,028
          205,000          4.40%, 6/1/10                                                                                   201,039
          220,000          4.55%, 6/1/11                                                                                   215,050
          240,000          4.80%, 6/1/13                                                                                   234,271
          250,000          4.90%, 6/1/14                                                                                   243,470
          255,000          5.00%, 6/1/15                                                                                   243,275
          270,000          5.10%, 6/1/16                                                                                   256,918
          285,000          5.25%, 6/1/17                                                                                   274,033
                     Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
                        Series 2004-A:
          315,000          5.20%, 1/1/11                                                                                   312,574
          500,000          5.75%, 1/1/19                                                                                   496,785
          530,000          5.80%, 1/1/24                                                                                   518,234
          200,000          5.50%, 6/1/27                                                                                   184,944
          500,000       Refunding Series 2006-A 5.00%, 6/1/15                                                              489,680
                     MN Agr. & Econ. Dev. Board Hlth. Care Rev. Series 1999 (Benedictine Care Centers. Proj.):
          115,000          5.45%, 2/1/09                                                                                   115,213
          120,000          5.45%, 8/1/09                                                                                   120,324
          120,000          5.50%, 2/1/10                                                                                   120,509
          125,000          5.50%, 8/1/10                                                                                   125,650

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
                     MN Agr. & Econ. Dev. Board Rev.:
                        Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
          215,000          5.80%, 8/1/08                                                                                   217,574
          405,000          6.55%, 8/1/16                                                                                   432,852
          770,000       Series 2002-B (Principal Custody Receipts Proj.), zero coupon, 3.85% effective yield,
                           11/15/22                                                                                        675,798
          220,000       Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.), 5.50%, 2/1/12                     231,381
                        Series 2000-A (Fairview Hlth. Care Sys. Proj.):
           10,000          6.375%, 11/15/22                                                                                 10,532
           20,000          6.375%, 11/15/29                                                                                 20,932
                     Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):
          110,000       4.10%, 12/1/10                                                                                     105,898
          225,000       4.40%, 12/1/14                                                                                     209,194
          250,000       5.00%, 12/1/22                                                                                     226,488
          750,000       5.10%, 12/1/24                                                                                     676,335
          300,000    New Hope Hlth. Care Facs. Rev. Series 2003-A (St. Therese Home, Inc. Proj.), 5.90%, 10/1/23           300,162
                     New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
        1,125,000       5.90%, 3/1/19                                                                                    1,095,863
          810,000       5.875%, 3/1/29                                                                                     766,544
                     Northfield Hospital Rev. Series 2006:
          900,000       5.50%, 11/1/15                                                                                     932,346
        1,255,000       5.25%, 11/1/21                                                                                   1,239,363
                     Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
          775,000       5.45%, 7/1/13                                                                                      775,953
          900,000       5.55%, 7/1/19                                                                                      889,623
                     Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
          155,000       4.90%, 7/1/09                                                                                      154,456
          240,000       5.00%, 7/1/10                                                                                      239,165
                     Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):
          190,000       5.00%, 12/1/09                                                                                     189,546
          100,000       5.00%, 12/1/10                                                                                      99,594
        1,000,000       5.00%, 12/1/21                                                                                     914,430
          500,000    Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.), 6.25%, 8/1/19          507,510
                     Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
          125,000       5.10%, 9/1/25                                                                                      122,006
        2,475,000       5.25%, 9/1/34                                                                                    2,378,747
        2,500,000    Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.), 5.00%, 6/1/25                 2,485,525
                     St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
          250,000       5.00%, 5/15/10                                                                                     252,428
           60,000       5.00%, 5/15/11                                                                                      60,551
        1,365,000       5.20%, 5/15/13                                                                                   1,377,135
        2,070,000       5.25%, 5/15/18                                                                                   2,079,915
          800,000       5.30%, 5/15/28                                                                                     786,256
        1,000,000    St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14            1,004,800
        2,000,000    St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%, 10/1/33                     1,813,660
        1,210,000    St. Paul HRA Rev. Refunding Series 1996-C (St. Mary's Home Proj.), 7.00%, 7/1/21                    1,210,823
                     St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
          300,000       4.00%, 2/1/11                                                                                      288,288
          200,000       5.00%, 2/1/13                                                                                      197,698
          225,000       5.00%, 2/1/14                                                                                      220,946
          345,000    St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A
                        (Model Cities Hlth. Ctr. Proj.), 6.50%, 11/1/11                                                    342,868
        2,680,000    St. Paul Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Series 2006
                        (HealthPartners Oblig. Group Proj.), 5.25%, 5/15/36                                              2,536,352
          665,000    St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%, 5/1/10         667,421
           50,000    Washington Co. Hsg. & Redev. Auth. Hosp. Rev. Series 1998 (Healtheast Proj.), 5.25%, 11/15/12          50,388
                                                                                                                  ----------------
                                                                                                                        76,054,127
                                                                                                                  ----------------

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL / POLLUTION CONTROL (2.7%)
          605,000    Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08              611,225
          710,000    Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%,
                        4/1/10                                                                                             703,802
          615,000    Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22               603,899
          460,000    E. Grand Forks Indus. Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.), 5.40%,
                        4/1/11                                                                                             469,412
           55,000    Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22                 57,995
          500,000    Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19                             454,275
                     Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
          280,000       7.25%, 5/1/14                                                                                      168,000
          505,000       7.375%, 5/1/17                                                                                     303,000
           20,000       7.375%, 5/1/20                                                                                      12,000
           10,000       7.50%, 5/1/24                                                                                        6,000
                     Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
          300,000       Series 2002, 4.00%, 5/15/10                                                                        299,049
        1,020,000       Series 2002, 5.375%, 5/15/33                                                                       998,498
          465,000    Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12              474,212
          265,000    Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%,
                        4/1/18                                                                                             264,769
                     St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
           65,000       4.75%, 3/1/08                                                                                       65,122
           95,000       5.125%, 3/1/12                                                                                      96,175
          500,000       5.35%, 3/1/18                                                                                      505,820
                     Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
          750,000       zero coupon, 4.95% effective yield, 5/15/14                                                        754,815
        1,445,000       5.00%, 5/15/21                                                                                   1,369,268
                                                                                                                  ----------------
                                                                                                                         8,217,336
                                                                                                                  ----------------
     INSURED (5.3%)
          500,000    Bemidji Hlth. Care Facs. Rev. Series 2002 (North Country Hlth. Svcs. Proj.) (Radian insured)
                        5.00%, 9/1/24                                                                                      500,585
          100,000    Cohasset Poll. Ctl. Rev. Ref. Series 2004 (Coll. Allete Proj.) (Radian-IBCC insured), 4.95%,
                        7/1/22                                                                                             100,275
                     Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
          565,000       5.25%, 9/15/18                                                                                     558,130
          705,000       5.30%, 9/15/28                                                                                     647,648
           20,000    Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                  20,034
                     Minneapolis & St. Paul Metro Airport Comm. Airport Rev. (Ambac insured):
        1,650,000       Series 1998-B, 5.25%, 1/1/13                                                                     1,668,843
           75,000       Series 1999-B, 5.25%, 1/1/18                                                                        76,498
           20,000    Minneapolis & St. Paul Met. Arpts. Rev. Series 2001-B (FGIC Insured), 5.75%, 1/1/16                    20,882
          485,000    MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17                            502,450
          305,000    North Mankato Impt. G.O. Series 2000-A (FGIC insured), 4.75%, 2/1/10                                  305,387
                     Perham Gas Utility Rev. Series 1999 (Radian insured):
          300,000       5.35%, 6/1/19                                                                                      306,843
           50,000       5.45%, 6/1/29                                                                                       50,199
        1,000,000    Puerto Rico Commonwealth Hwy. & Trnsn. Auth.  Rev. Ref. Series 2007-N, variable rate, 7/1/45          880,130
          100,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 1997-C (MBIA-IBC insured), 5.25%, 7/1/09                101,669
          600,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/29                          556,692
          200,000    Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
                        (Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16                                   200,494
          510,000    St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
                        Series 1996-B, 5.00%, 7/1/20                                                                       513,126
                     St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured):
          200,000       5.125%, 5/1/09                                                                                     205,214
          250,000       5.75%, 5/1/26                                                                                      263,045
        2,270,000    St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                        (FSA insured), 7.10%, 11/1/23                                                                    2,757,301
          130,000    Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac
                        insured), 5.50%, 12/1/15                                                                           130,252
        3,100,000    Southern MN Pwr. Agy. Pwr. Supply Sys. Rev Series 2006, 4.84%, 1/1/13                               3,046,556
        2,700,000    White Earth Band of Chippewa Indians Rev. Series 2000-A (ACA insured), 7.00%, 12/1/11               2,763,774
                                                                                                                  ----------------
                                                                                                                        16,176,027
                                                                                                                  ----------------

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
     MULTIFAMILY MORTGAGE (21.3%)
                     Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
                        Villa Proj.) (GNMA collateralized):
           40,000          4.90%, 8/1/09                                                                                    40,324
        1,520,000          5.25%, 8/1/18                                                                                 1,529,074
                     Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
          645,000       Series 2000-A, 7.15%, 1/1/20                                                                       668,975
          500,000       Series 2000-A, 7.25%, 1/1/32                                                                       515,980
        2,715,000    Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series
                        1997-A (Lake Grace Apts. Proj.), 6.00%, 7/1/28                                                   2,725,398
                     Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
          125,000       5.00%, 9/1/09                                                                                      124,165
          495,000       5.375%, 9/1/14                                                                                     489,105
          500,000    Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25                     464,835
          700,000    Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
                        6.50%, 5/1/25                                                                                      710,276
                     Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
          115,000       5.40%, 11/1/08                                                                                     114,987
          170,000       5.50%, 11/1/10                                                                                     169,152
          545,000       5.80%, 11/1/18                                                                                     534,220
        3,065,000    Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31               2,585,818
                     Dakota Co. Cmnty. Dev. Agy. Multifamily Hsg. Rev. Ref. Series 2007-A (Commons On Marice
                        Proj.):
          240,000       4.30%, 11/1/08                                                                                     237,478
          150,000       4.40%, 11/1/09                                                                                     146,920
          500,000       5.00%, 11/1/22                                                                                     448,575
                     Eden Prairie Multifamily Hsg. Rev. Refunding :
            5,000       Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08                             5,004
          300,000       Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                         306,282
          410,000       Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                         416,601
          470,000       Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                   509,851
          675,000       Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                   726,070
        1,185,000       Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                        1,271,552
          790,000       Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43                                     790,142
                     Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
          200,000       4.90%, 10/1/09                                                                                     197,692
          140,000       4.95%, 10/1/10                                                                                     137,845
          100,000       5.00%, 10/1/11                                                                                      98,119
          155,000       5.10%, 10/1/12                                                                                     151,945
          165,000       5.15%, 10/1/13                                                                                     160,675
                     Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge
                        Apts. Proj.):
          355,000       5.125%, 2/1/18                                                                                     357,141
          650,000       5.25%, 2/1/28                                                                                      651,748
                     Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
          995,000       6.625%, 10/1/11                                                                                  1,007,905
          295,000       6.875%, 10/1/14                                                                                    299,885
                     Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
          300,000       5.75%, 10/1/17                                                                                     287,661
          290,000       6.00%, 10/1/21                                                                                     278,696
                     Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
          695,000       5.50%, 12/1/25                                                                                     700,067
        1,740,000       5.50%, 12/1/29                                                                                   1,742,941
                     Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
           25,000       Series 1999-B, 5.00%, 10/1/09                                                                       25,269
          500,000       Series 1999-A, 5.20%, 10/1/19                                                                      503,545
        1,660,000       Series 1999-A, 5.30%, 10/1/29                                                                    1,626,700
                     Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
          100,000       5.85%, 4/1/09                                                                                      102,011
          450,000       6.25%, 4/1/15                                                                                      459,747
          120,000    Hutchinson Hsg. Fac. Rev. Series 2003-A (Prince of Peace Apts. Proj.), 4.50%, 10/1/08                 119,983
          245,000    Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes
                        Care Proj.), 5.50%, 10/1/33                                                                        223,055
        1,400,000    Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29                  1,406,132

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
                     Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
        1,605,000       Series 1999-A (GNMA collateralized), 6.75%, 7/20/30                                              1,654,322
          100,000       Subordinate Series 1999-C-1, 8.00%, 11/1/30                                                        100,745
          235,000       Subordinate Series 1999-C-2, 8.00%, 11/1/30                                                        236,751
        2,765,000    Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series (Torre De San Proj.)
                        (GNMA Collateralized), 4.75%, 1/20/42                                                            2,482,362
                     Minneapolis Multifamily Hsg. Rev.:
          330,000       Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                        332,119
          105,000       Series 1996-A (Nicollet Towers) (Section 8), 5.60%, 6/1/08                                         105,697
        5,020,000       Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                     5,060,662
          115,000       Ref. Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 4.75%, 12/20/12                    115,856
        1,200,000       Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                       1,205,496
          320,000       Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30                                 328,653
           20,000       Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08                                  19,953
          835,000       Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17                                                 807,086
                        Ref. Series 2007-A (Keeler Apts. Proj.):
          150,000          4.50%, 10/1/12                                                                                  145,681
          580,000          4.65%, 10/1/15                                                                                  550,234
                     Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
          300,000       5.00%, 4/1/13                                                                                      293,082
          170,000       5.10%, 4/1/14                                                                                      166,114
           85,000       Series 2004-A, 4.875%, 8/1/24                                                                       83,808
                        Series 1997-A:
           60,000          5.40%, 8/1/10                                                                                    60,965
          125,000          5.45%, 8/1/11                                                                                   126,993
          100,000       Series 2000-A (Section 8), 5.375%, 2/1/09                                                          101,764
        1,350,000    MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21                                           1,361,516
          650,000    MN HFA Residential Hsg. Rev. Series 2006-A1, 5.10%, 8/1/47                                            615,609
                     Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (GNMA coll.) (Archer Heights Apts.
                        Proj.):
          540,000       5.10%, 7/20/13                                                                                     556,826
          975,000       5.20%, 1/20/18                                                                                     994,588
                     North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.):
          500,000       5.25%, 10/1/13                                                                                     495,685
        1,565,000       5.625%, 10/1/17                                                                                  1,567,754
          500,000       5.75%, 10/1/22                                                                                     485,920
                     Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
          145,000       4.50%, 7/1/09                                                                                      143,882
          115,000       4.75%, 7/1/10                                                                                      113,405
                     Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village
                        Proj.):
          150,000       5.35%, 8/1/15                                                                                      147,882
          200,000       5.625%, 8/1/20                                                                                     194,978
          550,000       5.75%, 8/1/25                                                                                      524,821
          250,000       6.00%, 8/1/31                                                                                      238,188
                     Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
          165,000       4.25%, 4/1/08                                                                                      164,441
          600,000       5.00%, 4/1/12                                                                                      586,722
                     Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.):
          600,000       4.65%, 6/1/09                                                                                      595,236
          725,000       4.70%, 6/1/11                                                                                      711,805
                     Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.):
          125,000       4.50%, 10/20/16                                                                                    127,259
          300,000       4.75%, 10/20/21                                                                                    301,929
          500,000    Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%,
                        12/1/15                                                                                            475,780
        2,800,000    Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC Household
                        Fin.) (Mandatory Put 9/1/17) 6.375%, 9/1/37                                                      3,059,700
                     Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.):
          110,000       3.50%, 5/1/08                                                                                      109,569
          115,000       3.75%, 5/1/09                                                                                      113,461
          600,000    St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                        (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18                                           569,562
                     St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
        1,445,000       Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                    1,381,579
           60,000       Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                             53,997
          500,000    St. Louis Park Multifamily Hsg. Rev. Refunding Series 1998-A (Park Ridge Apts. Proj.)
                        (GNMA collateralized), 5.25%, 11/1/20                                                              511,200
                     St. Louis Park Rev. Ref. Series 2006 (Roitenberg Family Proj.):
          140,000       4.65%, 8/15/09                                                                                     138,839
          525,000       5.50%, 8/15/26                                                                                     493,521
          200,000    St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                        (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15                                     201,862
        1,000,000    St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Ref. Series 2007-A,
                         (Marian Ctr. Proj.), 5.20%, 11/1/22                                                               906,890

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
                     St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):
          400,000       5.15%, 10/1/42                                                                                     338,844
          450,000       4.80%, 10/1/18                                                                                     412,646
        3,130,000    St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
                        Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33                                             3,291,852
          735,000    Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17                  707,952
          120,000    Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18                            119,234
                     Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:
          755,000       1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                              765,781
          695,000       2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26                                  697,307
          500,000    Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
                        5.75%, 6/1/41                                                                                      463,445
                                                                                                                  ----------------
                                                                                                                        64,789,356
                                                                                                                  ----------------
     MUNICIPAL LEASE (2.5%)
          200,000    Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%,
                        2/1/24                                                                                             215,504
           40,000    Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                            40,155
          100,000    Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10                              100,449
        2,052,250    Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20                                2,001,395
           50,000    Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09               51,689
           89,000    Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%,
                        8/1/13                                                                                              93,700
          150,000    Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.),
                        6.10%, 2/1/08                                                                                      150,135
          734,311    Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13                                    740,215
          125,000    Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.), 5.00%,
                        9/1/09                                                                                             127,231
          400,000    St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%,
                        5/1/08                                                                                             402,760
          520,000    Scott Co. Hsg. & Red. Auth. Fac. Lease Rev. Series 1998 (Workforce Ctr. Proj.), 5.00%, 2/1/18         520,452
                     Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
          275,000       4.00%, 10/1/08                                                                                     274,805
          300,000       4.00%, 10/1/09                                                                                     299,433
          300,000       4.50%, 10/1/10                                                                                     301,986
          200,000       5.00%, 10/1/11                                                                                     204,928
        1,250,000       5.125%, 10/1/20                                                                                  1,258,238
          400,000       5.25%, 10/1/25                                                                                     397,228
          315,000       5.375%, 10/1/30                                                                                    310,297
                                                                                                                  ----------------
                                                                                                                         7,490,600
                                                                                                                  ----------------
     PUBLIC FACILITIES (0.4%)
           50,000    MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20                                               50,565
          250,000    Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14                         249,593
                     Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
          135,000       4.625%, 2/1/12                                                                                     136,250
          255,000       5.00%, 2/1/16                                                                                      258,468
          125,000       5.10%, 2/1/18                                                                                      126,308
                     Victoria Recreational Facility Gross Rev. Series 2002:
           70,000       4.75%, 2/1/12                                                                                       71,416
           75,000       4.75%, 8/1/12                                                                                       76,517
           85,000       5.10%, 8/1/15                                                                                       87,139
          205,000    Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17                             190,345
                                                                                                                  ----------------
                                                                                                                         1,246,601
                                                                                                                  ----------------
     SINGLE FAMILY MORTGAGE (7.5%)
                     Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:
        2,931,919       Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39                                         3,023,659
        2,000,000       Series 2007-A (FNMA, GNMA, & FHLMC backed), 5.125%, 12/1/40                                      2,026,620
                     Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
           25,000       Series 1997, 6.25%, 11/1/30                                                                         25,945
        1,340,516       Series 2005-A3, 5.10%, 4/1/27                                                                    1,406,577
        3,999,000       Series 2007-A1, 5.25%, 12/1/40                                                                   4,089,777
        1,000,000       Series 2007-A2, 5.52%, 3/1/41                                                                    1,042,790
                     MN HFA Single Family Mtg. Rev.:
          425,000       Series 1994-E, 5.60%, 7/1/13                                                                       428,659
          200,000       Series 1994-E, 5.90%, 7/1/25                                                                       204,164
           85,000       Series 1996-D, 6.00%, 1/1/16                                                                        85,128
           60,000       Series 1997-A, 5.60%, 7/1/09                                                                        60,517
          235,000       Series 1997-I, 5.50%, 1/1/17                                                                       238,779
          135,000       Series 1996-H, 6.00%, 1/1/21                                                                       135,154
          580,000       Series 1997-D, 5.85%, 7/1/19                                                                       592,238
           30,000       Series 1997-E, 5.90%, 7/1/29                                                                        30,648
           15,000       Series 1997-G, 6.00%, 1/1/18                                                                        15,171
          720,000       Series 1998-C, 5.25%, 1/1/17                                                                       730,930
           45,000       Series 1998-F, 4.95%, 7/1/08                                                                        45,272

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
          200,000       Series 1998-F-1, 5.45%, 1/1/17                                                                     201,738
           60,000       Series 1998-F, 5.70%, 1/1/17                                                                        60,568
           60,000       Series 1998-A, 4.80%, 7/1/09                                                                        61,003
           65,000       Series 1998-A, 4.90%, 7/1/10                                                                        66,075
          340,000       Series 1999-B, 5.25%, 1/1/20                                                                       342,360
           60,000       Series 1999-H, 5.30%, 7/1/11                                                                        60,940
          100,000       Series 2000-A, 5.75%, 7/1/18                                                                       103,760
          120,000       Series 2000-C, 6.10%, 7/1/30                                                                       125,326
          320,000       Series 2003-I, 4.30%, 7/1/11                                                                       325,808
          600,000       Series 2003-I, 5.10%, 7/1/20                                                                       608,538
        1,930,000       Series 2006-B, 5.00%, 1/1/37                                                                     1,988,383
        1,950,000       Series 2006-M, 4.80%, 7/1/26                                                                     1,873,697
        1,000,000       Series 2007-I, 4.75%, 7/1/27                                                                       948,790
        2,000,000       Series 2007-Q, 5.15%, 7/1/28                                                                     1,973,840
                                                                                                                  ----------------
                                                                                                                        22,922,854
                                                                                                                  ----------------
     UTILITY (3.8%)
        1,000,000    Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25                       1,033,340
          200,000    Delano Wtr. & Pwr. Cmnty. Elec. Rev. Series 2000-A, 5.30%, 12/1/09                                    200,132
                     Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:
          650,000       4.00%, 12/1/08                                                                                     648,596
          965,000       4.00%, 12/1/09                                                                                     959,702
                     MN Muni Pwr. Agy. Elec. Rev.:
                        Series 2005:
        1,550,000          5.00%, 10/1/30                                                                                1,547,783
        4,465,000          5.00%, 10/1/35                                                                                4,385,746
          700,000       Series 2007, 5.25%, 10/1/27                                                                        722,043
          300,000    Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24                                         300,090
          450,000    Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. Ref. Series 1995, 5.00%, 7/1/19                   461,997
        1,250,000    Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25                        1,129,650
          125,000    Virgin Islands Pub. Fin. Auth. Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21                            127,408
                                                                                                                  ----------------
                                                                                                                        11,516,487
                                                                                                                  ----------------

     OTHER REVENUE BONDS (9.6%)
          830,000    Brooklyn Park Econ. Dev. Auth. Tax Increment Rev. Series 2007-A (Huntington Site Dev.
                        Proj.),
                        5.00%, 2/1/10                                                                                      843,380
                     Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -
                        Medical Clinic Proj.):
          250,000          5.15%, 12/1/08                                                                                  249,460
        1,750,000          5.60%, 12/1/15                                                                                1,733,392
                     Columbia Heights Econ. Dev. Auth. Tax Increment Rev. Series 2007 (Huset Park Area Redev.
                        Proj.):
          295,000       5.00%, 2/15/17                                                                                     282,064
          510,000       5.20%, 2/15/22                                                                                     471,837
          900,000    Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.),
                        Series 2000, 7.25%, 11/1/16                                                                        958,095
          775,783    Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26                                          743,464
          450,000    Hopkins Hsg. & Redev. Tax Increment Rev. Series 2007 (Excelsior Crossings Proj.), 4.80%,
                        2/1/19                                                                                             411,079
                     Lakeville Liquor Rev. Series 2007:
          145,000       5.00%, 2/1/11                                                                                      147,352
          165,000       5.00%, 2/1/14                                                                                      168,901
          190,000       5.00%, 2/1/17                                                                                      193,182
          210,000       5.00%, 2/1/22                                                                                      206,863
          235,000       5.00%, 2/1/27                                                                                      224,418
                     Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
          125,000       Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                       126,254
          500,000       Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                     504,730
          160,000       Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                     167,330
          390,000    Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%,
                        7/1/08                                                                                             390,741
                     Minneapolis Tax Increment Rev. Refunding Series 2007 (East River/Unocal Site Proj.):
           85,000       4.50%, 2/1/08                                                                                       84,961
          165,000       4.80%, 2/1/12                                                                                      162,129
          245,000       5.10%, 2/1/17                                                                                      236,089
          240,000       5.20%, 2/1/21                                                                                      224,155
                     Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
          600,000       4.50%, 2/1/13                                                                                      577,278
           75,000       4.40%, 2/1/09                                                                                       74,482
          100,000       4.50%, 2/1/10                                                                                       98,921
          100,000       4.60%, 2/1/11                                                                                       98,670
          125,000       4.70%, 2/1/12                                                                                      122,272
          125,000       4.80%, 2/1/13                                                                                      122,252
          675,000    Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16                          651,901
        1,000,000    MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20            1,030,740

==================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    Name of Issuer                                                                               Market Value (1)
----------------------------------------------------------------------------------------------------------------------------------
                     Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):
          279,000       4.25%, 8/15/11                                                                                     279,081
        1,205,000       5.00%, 2/15/27                                                                                   1,165,175
                     St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg.
                        Phase 1A Proj.):
          500,000       4.75%, 2/1/17                                                                                      467,335
          500,000       4.90%, 2/1/22                                                                                      446,600
                     St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
          155,000       Series 2001 (US Bank Operations Ctr. Proj.), 5.40%, 8/1/09                                         155,902
          100,000       Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                         101,324
          800,000       Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                        806,584
        1,115,000       Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                        1,161,150
        1,007,000       Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                        1,033,655
        3,000,000       Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29                                               3,072,840
        2,000,000       Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                             2,056,560
        1,212,000       Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                  1,240,482
        1,286,000       Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                               1,298,178
                     St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
          155,000       5.00%, 8/1/09                                                                                      154,690
          200,000       5.00%, 8/1/10                                                                                      199,036
          390,000       5.00%, 8/1/11                                                                                      387,336
          555,000       5.00%, 8/1/21                                                                                      508,252
        1,150,000       5.00%, 8/1/36                                                                                      950,314
          715,000    St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.), 5.00%, 10/1/25          742,864
                     Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:
          475,000       4.65%, 6/1/20                                                                                      466,198
          300,000       5.00%, 6/1/30                                                                                      290,940
          120,000    Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.),
                        6.625%, 6/1/20                                                                                     125,688
          620,000    Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.), 6.625%,
                        6/1/20                                                                                             663,313
          265,000    Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Series 1999-A, 5.625%, 10/1/10        272,012
                                                                                                                  ----------------
                                                                                                                        29,351,901
                                                                                                                  ----------------

Total municipal bonds (cost: $294,798,005)                                                                             290,017,941
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (1.0%) (2)
           10,900    Delaware Investments Minnesota Municipal Income Fund II                                               140,392
           67,700    First American Minnesota Municipal Income Fund II                                                     844,219
          168,600    MN Municipal Income Portfolio                                                                       2,127,732
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $3,382,813)                                                                         3,112,343
                                                                                                                  ----------------

SHORT-TERM SECURITIES (2.8%) (2)
          160,000    Midwest Consortium of Utility Rev. Series 2005-A (MN Utilities Assoc. Proj.), variable rate,
                        1/1/25                                                                                             160,000
        3,600,000    Mpls. & St. Paul Hsg. & Redev. Auth. Hlth. Care Series 2007-A (Children's Proj.), variable
                        rate, 8/15/37                                                                                    3,600,000
        2,500,000    Robbinsdale Hlth. Care Facs. Rev. Series 2003-I (North Memorial Proj.), variable rate,
                        5/15/33                                                                                          2,500,000
          900,000    St. Paul Hsg. & Redev. Auth. Rev. Series 2001 (Cretin -Derham Hall Proj.), variable rate,
                        2/1/26                                                                                             900,000
        1,410,851    Wells Fargo Minnesota Municipal Cash Fund, 2.78%                                                    1,410,851
                                                                                                                  ----------------

Total Short-Term Securities (cost: $8,570,851)                                                                           8,570,851
                                                                                                                  ----------------

Total investments in securities (cost: $306,751,669)                                                              $    301,701,135
                                                                                                                  ================


Other Assets and Liabilities, Net (+0.8%)                                                                                2,484,873

                                                                                                                  ----------------
Total Net Assets                                                                                                  $    304,186,008
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                         306,751,669
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                            2,301,190
Gross Unrealized Depreciation                                                                                           (7,351,723)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                               (5,050,534)
                                                                                                                  ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($) NAME OF ISSUER                                     COUPON RATE (%)  MATURITY DATE               MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.7%) (2)

     ALABAMA (1.2%)
          200,000     Huntsville-Redstone Vlg. Spl. Care Facs. Auth.           5.25        1/1/2015                        192,356
                                                                                                                  ----------------

     ALASKA (1.6%)
          250,000     AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)           5.50       12/1/2012                        246,190
                                                                                                                  ----------------

     ARIZONA (2.7%)
           98,851     AZ Hlth. Facs. Auth.  Rev. (New AZ Family)               5.25        1/7/2027                         97,902
          100,000     Pima Co. Indl. Dev. Rev. (Academic Success)              5.38        7/1/2022                         97,883
          250,000     Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)       5.00        6/1/2022                        235,283
                                                                                                                  ----------------
                                                                                                                           431,068
                                                                                                                  ----------------
     CALIFORNIA (3.7%)
          150,000     CA Tob. Sec. Corp. Asset-Backed Sr. Rev.                 5.10        6/1/2028                        124,792
          140,000     CA Statewide Cmntys. Rev. (Lancer Educ.)                 5.40        6/1/2017                        140,403
          100,000     CA Statewide Cmntys. Spl. Tax Rev. (Orinda)              6.00        9/1/2029                         99,990
          200,000     Dinuba Fin. Auth. Lease Rev. (Measure R Road)            5.10        9/1/2022                        187,596
           30,000     Los Angeles Regl. Arpts. Impt. Lease Rev.               10.25        1/1/2013                         33,752
                                                                                                                  ----------------
                                                                                                                           586,533
                                                                                                                  ----------------
     COLORADO (2.7%)
          200,000     Denver Hlth. & Hosp. Auth. Healthcare Rev.               4.53       12/1/2033                        176,730
          250,000     La Junta Hosp. Rev. (Ark Valley Regl. Med. Ctr.)         6.10        4/1/2024                        254,287
                                                                                                                  ----------------
                                                                                                                           431,017
                                                                                                                  ----------------
     FLORIDA (13.4%)
          250,000     Alachua Co. Health Facs. Rev. (Shands Healthcare)        4.30       12/1/2037                        228,687
          100,000     Connerton West Cap. Impt. Spl. Assmnt. Rev.              5.13        5/1/2016                         89,585
           60,000     Gateway Svcs. Spl. Assmt. (Sun City Ctr.)                5.50        5/1/2010                         59,955
          250,000     Gramercy Farms Cmnty. Dev. Dist. Spl. Assmnt.            5.10        5/1/2014                        228,640
          100,000     Lake Ashton II Cmnty. Dev. Dist. Cap. Impt. Rev.         5.00       11/1/2011                         94,069
          250,000     Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)       5.00      11/15/2029                        220,582
          250,000     Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)       5.25       6/15/2027                        221,558
          100,000     Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev.               5.25       11/1/2014                         91,630
          275,000     Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)           5.38      11/15/2028                        246,397
          140,000     St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Bayview)       5.00       10/1/2017                        129,375
          100,000     Sarasota Co. Hlth. Rev. (Vlg. on the Isle)               5.50        1/1/2027                         92,353
          250,000     Sarasota Natl. Cmnty. Spl. Assessment                    5.30        5/1/2039                        195,513
           50,000     Seminole Tribe Spl. Oblig. Rev.                          5.75       10/1/2022                         50,036
          150,000     Stoneybrook South Cmnty. Spl. Asst. Rev.                 5.45       11/1/2015                        136,737
           25,000     Waters Edge Cmnty. Dev. Dist. Cap. Impt.                 5.00       11/1/2012                         23,297
                                                                                                                  ----------------
                                                                                                                         2,108,414
                                                                                                                  ----------------
     GEORGIA (0.7%)
          100,000     Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)         5.25        7/1/2027                         86,542
           30,000     Private Colleges & Univ. Rev. (Mercer Univ.)             5.38       10/1/2029                         28,899
                                                                                                                  ----------------
                                                                                                                           115,441
                                                                                                                  ----------------
     GUAM (0.6%)
          100,000     Northern Mariana Islands G.O.                            5.00       10/1/2022                         94,501
                                                                                                                 ------------------

     ILLINOIS (7.3%)
          250,000     Annawan Tax Alloc. (Patriot Renewable Fuels LLC)         5.63        1/1/2018                        239,155
          150,000     Harvey  Ref. & Impt. G.O.                                5.50       12/1/2027                        147,498
          250,000     IL Fin. Auth. Rev. (Sedgebrook Inc. Fac.)                5.40      11/15/2016                        238,390
          165,000     IL Fin. Auth. Rev. (OSF Healthcare Sys.)                 5.25      11/15/2022                        169,599
          205,000     IL Fin. Auth. Rev. (Intl. Ice Ctr.)                      7.00       12/1/2035                        199,071
           55,000     IL Health Facs. Auth. Rev. (Condell Med. Ctr.)           5.50       5/15/2032                         53,627
          100,000     Manhattan Spl. Tax. (Groebe Farm-Stonegate)              5.75        3/1/2022                         97,913
                                                                                                                  ----------------
                                                                                                                         1,145,253
                                                                                                                  ----------------
     IOWA (3.2%)
          200,000     Coralville Urban Renewal Rev. Tax Increment              5.00        6/1/2047                        176,304
          150,000     IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)         5.00       12/1/2014                        141,277
          200,000     IA Fin. Auth. Sr. Living  (Deerfield Ret. Cmnty.)        5.50      11/15/2027                        180,732
                                                                                                                  ----------------
                                                                                                                           498,313
                                                                                                                  ----------------

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($) NAME OF ISSUER                                     COUPON RATE (%)  MATURITY DATE               MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     INDIANA (4.0%)
          200,000     IN Hlth. & Educ. Fac. Fing. Auth. Hosp. Rev.             5.50        3/1/2022                        197,468
          200,000     Paoli Bldg. Corp. (First Mtg.)                           5.00       1/15/2032                        200,848
          250,000     St. Joseph Co. Hosp. Auth. Health. Facs. Rev.            5.25       2/15/2028                        232,070
                                                                                                                  ----------------
                                                                                                                           630,386
                                                                                                                  ----------------
     KANSAS (1.8%)
          300,000     Sterling Educ. Facs. Rev. (Sterling College)             5.25       11/1/2024                        287,364
                                                                                                                  ----------------
     LOUISIANA (1.4%)
          100,000     Caddo Parish Sew. Dist. No. 7 Rev. Ref.                  6.60       11/1/2024                        104,833
          125,000     St. John Baptist Parish Rev. (Marathon Oil)              5.13        6/1/2037                        119,690
                                                                                                                  ----------------
                                                                                                                           224,523
                                                                                                                  ----------------
     MARYLAND (1.8%)
          250,000     Howard Co. Retirement Cmnty. Rev. (Vantage House)        5.25        4/1/2027                        225,835
           50,000     MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)       5.00        1/1/2017                         49,289
                                                                                                                  ----------------
                                                                                                                           275,124
                                                                                                                  ----------------
     MASSACHUSETTS (0.6%)
          100,000     MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)         5.75        7/1/2018                        100,134
                                                                                                                  ----------------
                                                                                                                           100,134
                                                                                                                  ----------------
     MICHIGAN (5.8%)
          250,000     Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.         5.00       11/1/2022                        234,282
          100,000     Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)           5.38      11/15/2036                         89,091
          190,000     MI Educ. Facs. Oblig. Rev. Ref. (Black River Sch.)       4.95        9/1/2008                        190,133
          155,000     MI Educ. Facs. Oblig. Rev. Ref. (Bradford)               6.00        9/1/2016                        156,234
          250,000     MI Tob. Settlement Fin. Auth. Sr. Rev.                   5.13        6/1/2022                        239,898
                                                                                                                  ----------------
                                                                                                                           909,638
                                                                                                                  ----------------
     MINNESOTA (8.6%)
          100,000     Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)           5.50        8/1/2025                         92,967
          100,000     Columbia Heights Econ. Dev. Rev. (Huset Park)            5.00       2/15/2017                         95,615
          100,000     Cuyuna Range Hosp. Dist. Hlth. Facs. Rev. Ref.           5.00        6/1/2029                         85,663
          225,000     Lakeville Liquor Rev.                                    5.00        2/1/2027                        214,868
          180,000     North Oaks Sr. Hsg. Rev. (Presbyterian Homes)            5.25       10/1/2013                        178,447
           85,000     St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)         5.90        9/1/2020                         81,269
          200,000     St. Paul Hsg. & Redev. Auth. MF (Marian Ctr.)            5.05       11/1/2017                        190,112
          165,000     St. Paul Hsg. & Redev. Rev. (Cmnty. Peace Acad.)         5.00       12/1/2018                        161,330
          150,000     St. Paul Hsg. & Redev. Auth. Rev. (US Bank Ops.)         6.50        8/1/2022                        152,118
          100,000     St. Paul Hsg. & Redev. Rev. (Healthpartners)             5.25       5/15/2036                         94,640
                                                                                                                  ----------------
                                                                                                                         1,347,029
                                                                                                                  ----------------
     MISSOURI (1.8%)
          140,000     Joplin Indl. Dev. Auth. Rev. Ref. (Christian)            5.50       5/15/2017                        135,611
          150,000     St. Louis Co. Indl.  Rev. (St. Andrews)                  5.38       12/1/2027                        148,977
                                                                                                                  ----------------
                                                                                                                           284,588
                                                                                                                  ----------------
     NEVADA (2.8%)
          215,000     Clark Co. Impt. Dist. (128 Summerlin)                    5.00        2/1/2020                        197,217
          250,000     Clark Co. Poll. Ctr. Rev. Ref. (Nev. Pwr. Co.)           5.30       10/1/2011                        246,642
                                                                                                                  ----------------
                                                                                                                           443,859
                                                                                                                  ----------------
     NEW MEXICO (1.5%)
          250,000     NM State Hosp. Equip. Rev. Ref. (Rehoboth)               5.00       8/15/2017                        230,873
                                                                                                                  ----------------
     NEW YORK (3.4%)
          100,000     Nassau Co. Indl. Rev. (Amsterdam at Harborside)          5.88        1/1/2018                         99,070
          200,000     Seneca Nations Indians Cap. Impt. Auth.                  5.00       12/1/2023                        178,158
          255,000     Tobacco Settlement Fin. Corp. Rev.                       5.00        6/1/2011                        255,337
                                                                                                                  ----------------
                                                                                                                           532,565
                                                                                                                  ----------------
     NORTH CAROLINA (1.1%)
          200,000     NC Med.Care Cmnty. Retirement Facs. (Brookwood)          5.25        1/1/2032                        170,684
                                                                                                                  ----------------
     NORTH DAKOTA (0.6%)
          105,000     City of Washburn (Bismarck State College Fdtn.)          5.01        4/1/2032                         97,733
                                                                                                                  ----------------
     OKLAHOMA (1.8%)
          195,000     Atoka Co.  Hlth. Care Rev. (Atoka Mem. Hosp)             5.88       10/1/2018                        189,035
          100,000     Grady Co. Indl. Auth. Lease Rev.                         6.00       11/1/2029                        102,009
                                                                                                                  ----------------
                                                                                                                           291,044
                                                                                                                  ----------------
     OREGON (0.6%)
          100,000     Oregon St. Hlth. Hsg. Educ. & Cultural Facs. Rev.        8.00      11/15/2026                        100,088
                                                                                                                  ----------------

==================================================================================================================================
SIT HIGH INCOME MUNI BOND FUND
PORTFOLIO OF INVESTMENTS - December 31, 2007 (Unaudited)
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($) NAME OF ISSUER                                     COUPON RATE (%)  MATURITY DATE               MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
     PENNSYLVANIA (3.1%)
          250,000     Lehigh Co. Gen. Purpose Rev. (St. Luke's Hosp)           4.28       8/15/2042                        216,338
          100,000     Lancaster Co. Hosp. Auth. Rev. (Brethren Vlg.)           5.20        7/1/2012                         99,992
           60,000     Montgomery Co. Indl. Dev. Auth. (Whitemarsh)             6.00        2/1/2021                         59,301
          105,000     Philadelphia Hosp. & Hgr. Educ. Rev. (Temple Univ)       6.63      11/15/2023                        105,194
                                                                                                                  ----------------
                                                                                                                           480,825
                                                                                                                  ----------------
     TENNESSEE (1.2%)
          200,000     Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)            5.13        4/1/2023                        182,096
                                                                                                                  ----------------
     TEXAS (10.0%)
          200,000     Abilene Hlth. Facs. Rev. (Sears Methodist)               5.15      11/15/2028                        194,322
          125,000     Bexar Co. Hsg. Rev. Ref.  (Nob Hill Apts.)               5.50        6/1/2011                        119,454
          180,000     El Paso Hlth. Facs. Rev. (Bienvivir Sr. Hlth.)           7.00       8/15/2012                        195,466
          135,000     Galveston Co. Muni. Util. No. 52                         6.00       8/13/2008                        137,396
           60,000     Harris Co. Hsg. Rev. Sr. Lien (Windsor Hsg. Fdn.)        6.30        6/1/2025                         60,130
          100,000     Kerrville Hlth. Facs. Rev. (Sid Peterson)                5.45       8/15/2035                         93,253
          100,000     Richardson Rev. Ref. & Impt. (Baylor/Richardson)         5.63       12/1/2028                         98,497
           50,000     Tarrant Co. Cultural Educ. Rev. (C.C. Young)             5.00       2/15/2013                         48,439
          150,000     TX Pub. Fin. Auth. Rev. (Uplift Educ.)                   5.35       12/1/2017                        152,067
          250,000     Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)       5.10      11/15/2015                        238,350
          250,000     Tyler Hlth. Facs. Dev. Corp. (Mother Frances)            5.00        7/1/2033                        231,680
                                                                                                                  ----------------
                                                                                                                         1,569,054
                                                                                                                  ----------------
     UTAH (2.3%)
          200,000     Provo Charter Sch. Rev. (Freedom Academy Fdn.)           5.50       6/15/2037                        179,664
          200,000     UT Assoc. Muni. Pwr. Sys. Rev.                           5.00        5/1/2027                        186,370
                                                                                                                  ----------------
                                                                                                                           366,034
                                                                                                                  ----------------
     WASHINGTON (2.8%)
          200,000     Kalispel Tribe Indians Priority Dist. Rev.               6.20        1/1/2016                        199,780
          150,000     WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)        5.25        1/1/2017                        146,949
          100,000     WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)        5.25        1/1/2013                         99,002
                                                                                                                  ----------------
                                                                                                                           445,731
                                                                                                                  ----------------
     VIRGINIA (0.5%)
          100,000     VA Tobacco Settlement Fin. Corp. Senior Rev.             5.00        6/1/2047                         83,013
                                                                                                                  ----------------
     WISCONSIN (2.1%)
          110,000     Milwaukee Redev. Auth. Rev. (Academy of Learning)        5.50        8/1/2022                        106,882
          130,000     Milwaukee Redev. Auth. (Science Ed. Consortium)          5.13        8/1/2015                        130,118
          100,000     WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)          6.00       8/15/2019                         99,496
                                                                                                                  ----------------
                                                                                                                           336,496
                                                                                                                  ----------------
Total municipal bonds (cost: $16,125,635)                                                                               15,237,967
                                                                                                                  ----------------

CLOSED-END MUTUAL FUNDS (0.8%) (2)
            5,000     BlackRock MuniHoldings FL. Insured Fund (MFL)                                                         62,550
            5,000     Van Kampen Trust Invsmt. Grade Muni Fund (VGM)                                                        68,950
                                                                                                                  ----------------

Total closed-end mutual funds (cost: $132,539)                                                                             131,500
                                                                                                                  ----------------

SHORT-TERM SECURITIES (1.7%) (2)
          262,131     Dreyfus Tax-Exempt Cash Management Fund, 3.24%                                                       262,131
                                                                                                                  ----------------

Total Short-Term Securities (cost: $262,131)

Total investments in securities (cost: $16,520,305) (3)                                                           $     15,631,598
                                                                                                                  ================


Other Assets and Liabilities, Net (+0.8%)                                                                                  127,023

                                                                                                                  ----------------
Total Net Assets                                                                                                  $     15,758,621
                                                                                                                  ================


                                                                                                                  ----------------
Aggregate Cost                                                                                                          16,520,305
                                                                                                                  ----------------

Gross Unrealized Appreciation                                                                                               22,341
Gross Unrealized Depreciation                                                                                             (911,048)
                                                                                                                  ----------------
Net Unrealized Appreciation(Depreciation)                                                                                 (888,707)
                                                                                                                  ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    January 17, 2008

By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    January 17, 2008